As filed with the Securities and Exchange Commission on February 26, 2009

1933 Act File No. 333-104972
1940 Act File No. 811-21339

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 8	[X]
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 9	[X]

Morgan Stanley Institutional Liquidity Funds

(a Massachusetts business trust)
(Exact Name of Registrant)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices)          (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 869-6397

Amy R. Doberman
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

 [  ]   immediately upon filing pursuant to paragraph (b)

 [X]   on February 27, 2009 pursuant to paragraph (b)

 [  ]   60 days after filing pursuant to paragraph (a)(1)

 [  ]   on (date) pursuant to paragraph (a)(1)

 [  ]   75 days after filing pursuant to paragraph (a)(2)

 [  ]   on (date) pursuant to paragraph (a)(2) of rule 485.

Morgan Stanley Institutional Liquidity Funds

Institutional Class Portfolios
Money Market Portfolio Prime Portfolio Government Portfolio Government Securities Portfolio Treasury Portfolio Treasury Securities Portfolio Tax-Exempt Portfolio

February 27, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Institutional Class Prospectus

February 27, 2009

Institutional Class Prospectus

February 27, 2009

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio
Commenced operations on February 2, 2004

High Quarter	9/30/07	1.36%

Low Quarter	6/30/04	0.27%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 02/02/04

Money Market Portfolio	2.75%	3.60%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Institutional Class Prospectus

February 27, 2009

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio
Commenced operations on February 2, 2004

High Quarter	9/30/07	1.34%

Low Quarter	12/31/08	0.24%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 02/02/04

Prime Portfolio	2.59%	3.55%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Institutional Class Prospectus

February 27, 2009

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•	Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio
Commenced operations on August 9, 2004

High Quarter	12/31/06	1.33%

Low Quarter	12/31/08	0.28%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 08/09/04

Government Portfolio	2.37%	3.77%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Institutional Class Prospectus

February 27, 2009

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Institutional Class Prospectus

February 27, 2009

Treasury Portfolio (Cont’d)

Treasury Portfolio
Commenced operations on August 9, 2004

High Quarter	12/31/06	1.33%

Low Quarter	12/31/08	0.05%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 08/09/04

Treasury Portfolio	1.60%	3.49%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

The Portfolio is not currently offering its shares to investors.

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

10

Institutional Class Prospectus

February 27, 2009

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio
Commenced operations on February 2, 2004

High Quarter	9/30/07	0.92%

Low Quarter	6/30/04	0.26%

Average Annual Total Return
(as of 12/31/08)
	Past One Year	Since Inception 02/02/04

Tax-Exempt Portfolio	2.03%	2.55%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Institutional Class Prospectus

February 27, 2009

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

The example assumes that you invest $10,000 in each Portfolio’s Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Institutional Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds Institutional Class shares of the Portfolios.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio	Treasury Portfolio	Treasury Securities Portfolio	*	Tax-Exempt Portfolio

Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%		0.15%

Distribution and/or
Service (12b-1) Fee	N/A	N/A	N/A	N/A	N/A	N/A		N/A

Other Expenses	0.12%	0.11%	0.09%	0.09%	0.11%	0.10	%*	0.10%

Total Institutional Class
Operating Expenses**	0.27%	0.26%	0.24%	0.24%	0.26%	0.25%		0.25%

*	Other Expenses are based on estimated amounts.

**

The above table does not show the effects of the Adviser’s voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Institutional Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.20%.

In determining the actual amount of voluntary advisory fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing and expenses related to the U.S. Treasury Temporary Guarantee Program for Money Market Funds, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Institutional Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years

Money Market Portfolio	$28	$87	$152	$343

Prime Portfolio	27	84	146	331

Government Portfolio	25	77	135	306

Government Securities Portfolio	25	77	135	306

Treasury Portfolio	27	84	146	331

Treasury Securities Portfolio	26	80	N/A	N/A

Tax-Exempt Portfolio	26	80	141	318

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial

14

Institutional Class Prospectus

February 27, 2009

reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Portfolio’s fees and expenses, the Portfolio generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each

Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

16

Institutional Class Prospectus

February 27, 2009

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Institutional Class Shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or to clients of Morgan Stanley & Co. and its broker-dealer affiliates. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Institutional Class shares of each Portfolio. The Fund also offers other classes of shares through separate propectuses. For information regarding other share classes, contact the Fund or your financial intermediary.

Institutional Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Institutional Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Institutional Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Institutional Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange (“NYSE”) closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

17

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Institutional Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire.
See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Institutional Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Institutional Class Prospectus

February 27, 2009

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities

19

owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities Portfolio	As of 3:00 p.m.
Treasury Securities Portfolio	Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Institutional Class Shares for Institutional Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled “Redeeming Shares—By Telephone.”

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios

20

Institutional Class Prospectus

February 27, 2009

and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to

21

taxable years of regulated investment companies beginning before January 1, 2010, dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

22

Institutional Class Prospectus

February 27, 2009

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of November 30, 2008, the Adviser, together with its affiliated asset management companies, had approximately $393.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2008 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2008.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2008 Actual Compensation Rate

Money Market Portfolio	0.15%	0.06%

Prime Portfolio	0.15%	0.07%

Government Portfolio	0.15%	0.07%

Government Securities Portfolio	0.15%	0.03%

Treasury Portfolio	0.15%	0.07%

Treasury Securities Portfolio	0.15%	0.00%

Tax-Exempt Portfolio	0.15%	0.06%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

23

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2004, October 31, 2005, October 31, 2006, October 31, 2007 and October 31, 2008, or, if the Portfolio’s Institutional Class Shares have not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst

	Net Asset Value- Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period

Money Market Portfolio (Commencement of Institutional Class Operations 2/2/04)
2008	$1.000	$0.034		$(0.000	)^	$(0.034)	$—		$1.000
2007	1.000	0.053		0.000	^	(0.053)	—		1.000
2006	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000
2005	1.000	0.028		—		(0.028)	—		1.000
2004	1.000	0.009		—		(0.009)	—		1.000

Prime Portfolio (Commencement of Institutional Class Operations 2/2/04)
2008	$1.000	$0.033		$(0.000	)^	$(0.033)	$—		$1.000
2007	1.000	0.053		(0.000	)^	(0.053)	(0.000	)^	1.000
2006	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
2005	1.000	0.028		—		(0.028)	—		1.000
2004	1.000	0.009		—		(0.009)	—		1.000

Government Portfolio (Commencement of Institutional Class Operations 8/9/04)
2008	$1.000	$0.029		$0.000	^	$(0.029)	$—		$1.000
2007	1.000	0.052		0.000	^	(0.052)	—		1.000
2006	1.000	0.048		—		(0.048)	—		1.000
2005	1.000	0.029		—		(0.029)	—		1.000
2004	1.000	0.004		—		(0.004)	—		1.000

Government Securities Portfolio (Commencement of Institutional Class Operations 3/19/08)
2008	$1.000	$0.013		$0.000	^	$(0.013)	$—		$1.000

Treasury Portfolio (Commencement of Institutional Class Operations 8/9/04)
2008	$1.000	$0.022		$0.000	^	$(0.022)	$—		$1.000
2007	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
2006	1.000	0.047		—		(0.047)	—		1.000
2005	1.000	0.028		—		(0.028)	—		1.000
2004	1.000	0.004		—		(0.004)	—		1.000

Treasury Securities Portfolio (Commencement of Institutional Class Operations 10/7/08)
2008	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000

Tax-Exempt Portfolio (Commencement of Institutional Class Operations 2/2/04)
2008	$1.000	$0.024		$(0.000	)^	$(0.024)	$—		$1.000
2007	1.000	0.036		—		(0.036)	—		1.000
2006	1.000	0.032		—		(0.032)	—		1.000
2005	1.000	0.022		—		(0.022)	—		1.000
2004	1.000	0.008		—		(0.008)	—		1.000

24

Institutional Class Prospectus

February 27, 2009

& Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Total Return		Net Assets- End of Period (000)	Ratio of Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets(1)

Money Market Portfolio (Commencement of Institutional Class Operations 2/2/04)
2008	3.46	%#	$4,655,771	0.12%		3.41%
2007	5.42	##	10,013,524	0.12		5.28
2006	4.89		5,546,418	0.09		4.89
2005	2.87		3,082,234	0.10		2.85
2004	0.95	‡	3,077,029	0.07	*†	1.41	*

Prime Portfolio (Commencement of Institutional Class Operations 2/2/04)
2008	3.37	%#	$11,719,680	0.12%		3.30%
2007	5.40	##	23,535,446	0.12		5.26
2006	4.86		17,542,077	0.12		4.75
2005	2.87		13,965,500	0.11		2.85
2004	0.94	‡	8,732,862	0.08	*	1.41	*

Government Portfolio (Commencement of Institutional Class Operations 8/9/04)
2008	2.98%		$15,198,786	0.13%		2.77%
2007	5.30		6,928,113	0.12		5.12
2006	4.87		2,265,613	0.09		4.76
2005	2.91		2,196,511	0.05		3.07
2004	0.38	‡	414,567	0.05	*†	1.73	*

Government Securities Portfolio (Commencement of Institutional Class Operations 3/19/08)
2008	1.27	%‡	$553,062	0.12	%*	1.89	%*

Treasury Portfolio (Commencement of Institutional Class Operations 8/9/04)
2008	2.25%		$8,805,663	0.13%		1.96%
2007	5.16		2,836,089	0.10		4.50
2006	4.82		2,189	0.05		4.29
2005	2.79		70,087	0.05		2.61
2004	0.36	‡	187,770	0.05	*†	1.57	*

Treasury Securities Portfolio (Commencement of Institutional Class Operations 10/7/08)
2008	0.00	%^‡	$282,625	0.06	%*	0.05	%*

Tax-Exempt Portfolio (Commencement of Institutional Class Operations 2/2/04)
2008	2.44%		$1,836,397	0.12	%+	2.35	%+
2007	3.66		2,191,307	0.11		3.60
2006	3.27		672,514	0.10		3.14
2005	2.17		1,130,489	0.09		2.35
2004	0.84	‡	109,292	0.06	*†	1.19	*

25

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2004		2005	2006	2007	2008

Money Market Portfolio	0.24	%*†	0.22%	0.22%	0.21%	0.21%

Prime Portfolio	0.24	%*	0.22%	0.21%	0.21%	0.21%

Government Portfolio	0.37	%*†	0.25%	0.21%	0.22%	0.21%

Government Securities Portfolio	N/A		N/A	N/A	N/A	0.26%*

Treasury Portfolio	0.35	%*†	0.49%†	0.52%	0.23%	0.21%

Treasury Securities Portfolio	N/A		N/A	N/A	N/A	0.49%*

Tax-Exempt Portfolio	0.35	%*†	0.32%†	0.23%	0.23%	0.21%+

	Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2004		2005	2006	2007	2008

Money Market Portfolio	1.24	%*	2.73%	4.77%	5.19%	3.32%

Prime Portfolio	1.25	%*	2.74%	4.66%	5.17%	3.21%

Government Portfolio	1.41	%*	2.87%	4.64%	5.02%	2.69%

Government Securities Portfolio	N/A		N/A	N/A	N/A	1.77%*

Treasury Portfolio	1.27	%*	2.17%	3.82%	4.37%	1.88%

Treasury Securities Portfolio	N/A		N/A	N/A	N/A	(0.37)%*

Tax-Exempt Portfolio	0.90	%*	2.12%	3.01%	3.47%	2.25%+

*	Annualized

‡	Not Annualized

^	Amount is less than $0.0005 per share.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Institutional Class were 3.34% and 3.21%, respectively.

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Institutional Class were 5.35% and 5.24%, respectively.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

26

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 27, 2009, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/msim.

LFICPR 02/09

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds

Service Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 27, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Service Class Prospectus

February 27, 2009

Service Class Prospectus

February 27, 2009

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio
Commenced operations on November 1, 2004

High Quarter	09/30/07	1.34%

Low Quarter	12/31/08	0.32%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Money Market Portfolio	2.70%	3.97%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Service Class Prospectus

February 27, 2009

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio
Commenced operations on November 1, 2004

High Quarter	09/30/07	1.33%

Low Quarter	12/31/08	0.23%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Prime Portfolio	2.54%	3.92%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Service Class Prospectus

February 27, 2009

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•	Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio
Commenced operations on November 1, 2004

High Quarter	12/31/06	1.32%

Low Quarter	12/31/08	0.27%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Government Portfolio	2.31%	3.83%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Service Class Prospectus

February 27, 2009

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Service Class Prospectus

February 27, 2009

Treasury Portfolio (Cont’d)

Treasury Portfolio
Commenced operations on November 1, 2004

High Quarter	12/31/06	1.32%

Low Quarter	12/31/08	0.04%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Treasury Portfolio	1.55%	3.55%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

The Portfolio is not currently offering its shares to investors.

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

10

Service Class Prospectus

February 27, 2009

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio
Commenced operations on November 1, 2004

High Quarter	09/30/07	0.91%

Low Quarter	12/31/08	0.37%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Tax-Exempt Portfolio	1.98%	2.76%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Service Class Prospectus

February 27, 2009

The Portfolios do not charge any sales loads or other fees (except as noted in the chart) when you purchase or redeem shares.

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds Service Class shares of the Portfolios.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio	Treasury Portfolio	Treasury Securities Portfolio*	Tax-Exempt Portfolio

Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Other Expenses	0.12%	0.11%	0.09%	0.09%	0.11%	0.10%*	0.10%

Shareholder Administration Fee**	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%

Total Service Class Operating Expenses***	0.32%	0.31%	0.29%	0.29%	0.31%	0.30%	0.30%

*	Other Expenses are based on estimated amounts.

**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Service Class Shares in connection with their customers’ accounts.

***

The above table does not show the effects of voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Service Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.25%. In addition, Morgan Stanley Distribution, Inc., the Fund’s Distributor, has voluntarily agreed to reduce its shareholder administration fee relating to the Service Class, as necessary.

In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing and expenses related to the U.S. Treasury Temporary Guarantee Program for Money Market Funds, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser and Distributor reserve the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Service Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Service Class’ operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Service Class with the cost of investing in other mutual funds.

Portfolio	1 Year	3 Years	5 Years	10 Years

Money Market Portfolio	$33	$103	$180	$406

Prime Portfolio	32	100	174	393

Government Portfolio	30	93	163	368

Government Securities Portfolio	30	93	163	368

Treasury Portfolio	32	100	174	393

Treasury Securities Portfolio	31	97	N/A	N/A

Tax-Exempt Portfolio	31	97	169	381

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued or guaranteed by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial

14

Service Class Prospectus

February 27, 2009

reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Portfolio’s fees and expenses, the Portfolio generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each

Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

16

Service Class Prospectus

February 27, 2009

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Service Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Service Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Service Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Service Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Service Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Service Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange (“NYSE”) closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form

17

provided by Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Service Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630. You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Service Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Service Class Prospectus

February 27, 2009

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a

19

Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities Portfolio	As of 3:00 p.m.
Treasury Securities Portfolio	Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Service Class Shares for Service Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled “Redeeming Shares—By Telephone.”

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios

20

Service Class Prospectus

February 27, 2009

and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2010, dividends paid by a

21

Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of November 30, 2008, the Adviser, together with its affiliated asset management companies, had approximately $393.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2008 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2008.

22

Service Class Prospectus

February 29, 2009

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2008 Actual Compensation Rate

Money Market Portfolio	0.15%	0.06%

Prime Portfolio	0.15%	0.07%

Government Portfolio	0.15%	0.07%

Government Securities Portfolio	0.15%	0.03%

Treasury Portfolio	0.15%	0.07%

Treasury Securities Portfolio	0.15%	0.00%

Tax-Exempt Portfolio	0.15%	0.06%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio’s Service Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee at an annual rate of 0.05% of each Portfolio’s average daily net assets of Service Class Shares owned beneficially by the customers of such service organizations during such period.

23

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2005, October 31, 2006, October 31, 2007 and October 31, 2008 or, if the Portfolio’s Service Class Shares have not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified

	Net Asset Value- Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period

Money Market Portfolio (Commencement of Service Class Operations 11/1/04)
2008	$1.000	$0.034		$(0.000	)^	$(0.034)	$—		$1.000
2007	1.000	0.052		0.000	^	(0.052)	—		1.000
2006	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
2005	1.000	0.028		—		(0.028)	—		1.000

Prime Portfolio (Commencement of Service Class Operations 11/1/04)
2008	$1.000	$0.033		$(0.000	)^	$(0.033)	$—		$1.000
2007	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000
2006	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
2005	1.000	0.028		—		(0.028)	—		1.000

Government Portfolio (Commencement of Service Class Operations 11/1/04)
2008	$1.000	$0.029		$0.000	^	$(0.029)	$—		$1.000
2007	1.000	0.051		0.000	^	(0.051)	—		1.000
2006	1.000	0.047		—		(0.047)	—		1.000
2005	1.000	0.028		—		(0.028)	—		1.000

Government Securities Portfolio (Commencement of Service Class Operations 3/19/08)
2008	$1.000	$0.012		$(0.000	)^	$(0.012)	$—		$1.000

Treasury Portfolio (Commencement of Service Class Operations 11/1/04)
2008	$1.000	$0.022		$0.000	^	$(0.022)	$—		$1.000
2007	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
2006	1.000	0.047		—		(0.047)	—		1.000
2005	1.000	0.027		—		(0.027)	—		1.000

Treasury Securities Portfolio (Commencement of Service Class Operations 10/7/08)
2008	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000

Tax-Exempt Portfolio (Commencement of Service Class Operations 11/1/04)
2008	$1.000	$0.024		$(0.000	)^	$(0.024)	$—		$1.000
2007	1.000	0.035		—		(0.035)	—		1.000
2006	1.000	0.032		—		(0.032)	—		1.000
2005	1.000	0.021		—		(0.021)	—		1.000

24

Service Class Prospectus

February 27, 2009

report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Total Return		Net Assets- End of Period (000)	Ratio of Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets(1)

Money Market Portfolio (Commencement of Service Class Operations 11/1/04)
2008	3.41	%#	$3,999	0.17%		3.78%
2007	5.37	##	530,874	0.17		5.28
2006	4.84		100	0.14		5.04
2005	2.82		100	0.15		2.78

Prime Portfolio (Commencement of Service Class Operations 11/1/04)
2008	3.32	%#	$251,186	0.17%		3.87%
2007	5.34	##	1,097,867	0.17		5.23
2006	4.81		185,442	0.17		4.83
2005	2.82		10,457	0.16		3.54

Government Portfolio (Commencement of Service Class Operations 11/1/04)
2008	2.93%		$166,521	0.18%		3.28%
2007	5.24		1,347,156	0.17		4.93
2006	4.81		116	0.13	††	4.67
2005	2.86		484	0.10		2.65

Government Securities Portfolio (Commencement of Service Class Operations 3/19/08)
2008	1.24	%‡	$100	0.17	%*	1.98%*

Treasury Portfolio (Commencement of Service Class Operations 11/1/04)
2008	2.20%		$75,100	0.18%		1.85%
2007	5.11		100	0.11	††	4.98
2006	4.77		100	0.10		4.66
2005	2.74		100	0.10		2.70

Treasury Securities Portfolio (Commencement of Service Class Operations 10/7/08)
2008	0.00	%^‡	$100	0.06	%*†	0.06%*

Tax-Exempt Portfolio (Commencement of Service Class Operations 11/1/04)
2008	2.39%		$100	0.17	%+	2.28%+
2007	3.60		100	0.16		3.54
2006	3.21		100	0.15		3.16
2005	2.12		100	0.14		2.10

25

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2005	2006	2007	2008

Money Market Portfolio	0.27%	0.27%	0.26%	0.26%

Prime Portfolio	0.27%	0.26%	0.26%	0.26%

Government Portfolio	0.30%	0.26%	0.27%	0.26%

Government Securities Portfolio	N/A	N/A	N/A	0.34%*†

Treasury Portfolio	0.53%†	0.95%††	0.55%††	0.26%

Treasury Securities Portfolio	N/A	N/A	N/A	0.62%*†

Tax-Exempt Portfolio	0.40%†	0.29%††	0.29%††	0.26%+

	Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2005	2006	2007	2008

Money Market Portfolio	2.66%	4.92%	5.20%	3.69%

Prime Portfolio	3.43%	4.74%	5.15%	3.78%

Government Portfolio	2.45%	4.54%	4.83%	3.20%

Government Securities Portfolio	N/A	N/A	N/A	1.83%*

Treasury Portfolio	2.27%	3.81%	4.54%	1.77%

Treasury Securities Portfolio	N/A	N/A	N/A	(0.50)%*

Tax-Exempt Portfolio	1.84%	3.02%	3.41%	2.18%+

*	Annualized.

‡	Not Annualized.

^	Amount is less than $0.0005 per share.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Service Class were 3.29% and 3.16%, respectively.

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Service Class were 5.30% and 5.19%, respectively.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

26

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 27, 2009, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the

Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.
Prices and Investment Results are available at
www.morganstanley.com/msim.

LFSCRO 02/09

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds

Investor Class Portfolios
Money Market Portfolio Prime Portfolio Government Portfolio Government Securities Portfolio Treasury Portfolio Treasury Securities Portfolio Tax-Exempt Portfolio

February 27, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investor Class Prospectus

February 27, 2009

Investor Class Prospectus

February 27, 2009

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio
Commenced operations on November 1, 2004

High Quarter	09/30/07	1.33%

Low Quarter	12/31/08	0.31%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Money Market Portfolio	2.65%	3.92%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Investor Class Prospectus

February 27, 2009

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio
Commenced operations on November 1, 2004

High Quarter	09/30/07	1.32%

Low Quarter	12/31/08	0.21%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Prime Portfolio	2.49%	3.87%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Investor Class Prospectus

February 27, 2009

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•	Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio
Commenced operations on August 9, 2004

High Quarter	12/31/06	1.30%

Low Quarter	12/31/08	0.26%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 08/09/04

Government Portfolio	2.26%	3.66%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Investor Class Prospectus

February 27, 2009

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Investor Class Prospectus

February 27, 2009

Treasury Portfolio (Cont’d)

Treasury Portfolio
Commenced operations on November 1, 2004

High Quarter	12/31/06	1.31%

Low Quarter	12/31/08	0.03%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Treasury Portfolio	1.51%	3.50%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

The Portfolio is not currently offering its shares to investors.

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

10

Investor Class Prospectus

February 27, 2009

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio
Commenced operations on June 8, 2004

High Quarter	06/30/07	0.90%

Low Quarter	12/31/08	0.36%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 06/08/04

Tax-Exempt Portfolio	1.93%	2.57%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Investor Class Prospectus

February 27, 2009

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds Investor Class shares of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio	Treasury Portfolio	Treasury Securities Portfolio*	Tax- Exempt Portfolio

Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Other Expenses	0.12%	0.11%	0.09%	0.09%	0.11%	0.10%*	0.10%

Shareholder Administration Fee**	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%

Total Investor Class Operating Expenses***	0.37%	0.36%	0.34%	0.34%	0.36%	0.35%	0.35%

*	Other Expenses are based on estimated amounts.

**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers’ accounts.

***

The above table does not show the effects of voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Investor Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.30%. In addition, Morgan Stanley Distribution, Inc., the Fund’s Distributor, has voluntarily agreed to reduce its shareholder administration fee relating to the Investor Class, as necessary.

In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing and expenses related to the U.S. Treasury Temporary Guarantee Program for Money Market Funds, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser and Distributor reserve the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Investor Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Investor Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years

Money Market Portfolio	$38	$119	$208	$468

Prime Portfolio	37	116	202	456

Government Portfolio	35	109	191	431

Government Securities Portfolio	35	109	191	431

Treasury Portfolio	37	116	202	456

Treasury Securities Portfolio	36	113	N/A	N/A

Tax-Exempt Portfolio	36	113	197	443

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject

14

Investor Class Prospectus

February 27, 2009

to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through

15

credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Portfolio’s fees and expenses, the Portfolio generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the“Fund”) with respect to the disclosure of each

Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

16

Investor Class Prospectus

February 27, 2009

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Investor Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Investor Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Investor Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Investor Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Investor Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Investor Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange (“NYSE”) closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 pm on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804,

17

Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Investor Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Investor Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

18

Investor Class Prospectus

February 27, 2009

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

19

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities Portfolio	As of 3:00 p.m.
Treasury Securities Portfolio	Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Investor Class Shares for Investor Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled “Redeeming Shares—By Telephone.”

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

20

Investor Class Prospectus

February 27, 2009

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2010, dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be

21

subject to U.S. federal income tax if earned directly by the foreign shareholder.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

22

Investor Class Prospectus

February 27, 2009

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of November 30, 2008, the Adviser, together with its affiliated asset management companies, had approximately $393.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2008 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the fiscal year ended October 31, 2008.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2008 Actual Compensation Rate

Money Market Portfolio	0.15%	0.06%

Prime Portfolio	0.15%	0.07%

Government Portfolio	0.15%	0.07%

Government Securities Portfolio	0.15%	0.03%

Treasury Portfolio	0.15%	0.07%

Treasury Securities Portfolio	0.15%	0.00%

Tax-Exempt Portfolio	0.15%	0.06%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio’s Investor Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee at an annual rate of 0.10% of each Portfolio’s average daily net assets of Investor Class Shares which are owned beneficially by the customers of such service organization during such period.

23

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2004, October 31, 2005, October 31, 2006, October 31, 2007 and October 31, 2008, or, if the Portfolio’s Investor Class Shares have not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio,

	Net Asset Value- Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss on Investments	)	Distributions from Net Investment Income	Distributions from Net Realized Gain		Net Asset Value- End of Period

Money Market Portfolio (Commencement of Investor Class Operations 11/1/04)
2008	$1.000	$0.033		$(0.000	)^	$(0.033)	$—		$1.000
2007	1.000	0.052		0.000	^	(0.052)	—		1.000
2006	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
2005**	1.000	0.027		—		(0.027)	—		1.000

Prime Portfolio (Commencement of Investor Class Operations 11/1/04)
2008	$1.000	$0.032		$(0.000	)^	$(0.032)	$—		$1.000
2007	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000
2006	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
2005	1.000	0.027		—		(0.027)	—		1.000

Government Portfolio (Commencement of Investor Class Operations 8/9/04)
2008	$1.000	$0.028		$0.000	^	$(0.028)	$—		$1.000
2007	1.000	0.051		0.000	^	(0.051)	—		1.000
2006	1.000	0.047		—		(0.047)	—		1.000
2005	1.000	0.028		—		(0.028)	—		1.000
2004	1.000	0.004		—		(0.004)	—		1.000

Government Securities Portfolio (Commencement of Investor Class Operations 3/19/08)
2008	$1.000	$0.012		$0.000	^	$(0.012)	$—		$1.000

Treasury Portfolio (Commencement of Investor Class Operations 11/1/04)
2008	$1.000	$0.021		$0.000	^	$(0.021)	$—		$1.000
2007	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
2006	1.000	0.046		—		(0.046)	—		1.000
2005	1.000	0.027		—		(0.027)	—		1.000

Treasury Securities Portfolio (Commencement of Investor Class Operations 10/7/08)
2008	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000

Tax-Exempt Portfolio (Commencement of Investor Class Operations 6/8/04)
2008	$1.000	$0.023		$(0.000	)^	$(0.023)	$—		$1.000
2007	1.000	0.035		—		(0.035)	—		1.000
2006	1.000	0.031		—		(0.031)	—		1.000
2005	1.000	0.020		—		(0.020)	—		1.000
2004	1.000	0.005		—		(0.005)	—		1.000

24

Investor Class Prospectus

February 27, 2009

have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual

Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Total Return		Net Assets- End of Period (000)	Ratio of Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets (1)

Money Market Portfolio (Commencement of Investor Class Operations 11/1/04)
2008	3.36	%#	$3,293	0.22%		3.16%
2007	5.32	##	879	0.22		5.22
2006	4.79		288	0.19		4.83
2005**	2.76		100	0.20		2.73

Prime Portfolio (Commencement of Investor Class Operations 11/1/04)
2008	3.26	%#	$20,823	0.22%		2.95%
2007	5.29	##	26,623	0.22		5.16
2006	4.75		5,500	0.22		4.61
2005	2.77		20,000	0.21		2.67

Government Portfolio (Commencement of Investor Class Operations 8/9/04)
2008	2.88%		$151,210	0.23%		2.92%
2007	5.19		300,198	0.22		5.09
2006	4.76		545,676	0.19		4.72
2005	2.81		279,012	0.15		2.91
2004	0.35	‡	109,776	0.15	*†	1.53	*

Government Securities Portfolio (Commencement of Investor Class Operations 3/19/08)
2008	1.20	%‡	$8,407	0.22	%*	1.42	%*

Treasury Portfolio (Commencement of Investor Class Operations 11/1/04)
2008	2.15%		$3,789	0.22	%†	0.79%
2007	5.06		317	0.17	††	4.76
2006	4.71		100	0.15		4.61
2005	2.69		100	0.15		2.65

Treasury Securities Portfolio (Commencement of Investor Class Operations 10/7/08)
2008	0.00	%^‡	$100	0.06	%*†	0.06	%*

Tax-Exempt Portfolio (Commencement of Investor Class Operations 6/8/04)
2008	2.33%		$2,003	0.22	%+	2.71	%+
2007	3.55		24,243	0.21		3.48
2006	3.16		3,052	0.20		3.26
2005	2.07		104	0.19		2.01
2004	0.45	‡	1,121	0.17	*†	1.06	*

25

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2004		2005	2006	2007	2008

Money Market Portfolio	N/A		0.32%	0.32%	0.31%	0.31%

Prime Portfolio	N/A		0.32%	0.31%	0.31%	0.31%

Government Portfolio	0.53	%*†	0.35%	0.31%	0.32%	0.31%

Government Securities Portfolio	N/A		N/A	N/A	N/A	0.28%*†

Treasury Portfolio	N/A		0.58%†	1.00%††	0.51%††	0.31%

Treasury Securities Portfolio	N/A		N/A	N/A	N/A	0.66%*†

Tax-Exempt Portfolio	0.38	%*†	0.45%†	0.31%††	0.33%	0.31%+

	Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2004		2005	2006	2007	2008

Money Market Portfolio	N/A		2.61%	4.70%	5.13%	3.07%

Prime Portfolio	N/A		2.56%	4.52%	5.07%	2.86%

Government Portfolio	1.15	%*	2.71%	4.60%	4.98%	2.84%

Government Securities Portfolio	N/A		N/A	N/A	N/A	1.36%*

Treasury Portfolio	N/A		2.22%	3.76%	4.42%	0.71%

Treasury Securities Portfolio	N/A		N/A	N/A	N/A	(0.55)%*

Tax-Exempt Portfolio	0.85	%*	1.75%	3.15%	3.36%	2.61%+

*	Annualized

‡	Not Annualized

**	The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor Shares outstanding during the period July 28, 2004 to October 31, 2004.

^	Amount is less than $0.0005 per share.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Investor Class were 3.23% and 3.11%, respectively.

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Investor Class were 5.25% and 5.14%, respectively.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

26

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 27, 2009, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/msim.

LFINVRPR 02/09

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds

Administrative Class Portfolios
Money Market Portfolio Prime Portfolio Government Portfolio Government Securities Portfolio Treasury Portfolio Treasury Securities Portfolio Tax-Exempt Portfolio

February 27, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Administrative Class Prospectus

February 27, 2009

Administrative Class Prospectus

February 27, 2009

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio
Commenced operations on November 1, 2004

High Quarter	09/30/07	1.32%

Low Quarter	12/31/08	0.30%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Money Market Portfolio	2.60%	3.87%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Administrative Class Prospectus

February 27, 2009

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio
Commenced operations on November 1, 2004

High Quarter	09/30/07	1.30%

Low Quarter	12/31/08	0.20%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Prime Portfolio	2.44%	3.82%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Administrative Class Prospectus

February 27, 2009

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae’’) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae’’), the Federal Home Loan Mortgage Corporation (“Freddie Mac’’) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•	Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio
Commenced operations on November 1, 2004

High Quarter	12/31/06	1.29%

Low Quarter	12/31/08	0.25%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Government Portfolio	2.21%	3.73%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Administrative Class Prospectus

February 27, 2009

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Administrative Class Prospectus

February 27, 2009

Treasury Portfolio (Cont’d)

Treasury Portfolio
Commenced operations on November 1, 2004

High Quarter	12/31/06	1.29%

Low Quarter	12/31/08	0.03%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Treasury Portfolio	1.47%	3.45%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

The Portfolio is not currently offering its shares to investors.

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

10

Administrative Class Prospectus

February 27, 2009

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experiences.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio
Commenced operations on November 1, 2004

High Quarter	06/30/07	0.89%

Low Quarter	12/31/08	0.35%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Tax-Exempt Portfolio	1.88%	2.65%

The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Administrative Class Prospectus

February 27, 2009

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds Administrative Class shares of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio	Treasury Portfolio	Treasury Securities Portfolio *	Tax-Exempt Portfolio

Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Other Expenses	0.12%	0.11%	0.09%	0.09%	0.11%	0.10%*	0.10%

Shareholder Administration Fee**	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Total Administrative Class Operating Expenses***	0.42%	0.41%	0.39%	0.39%	0.41%	0.40%	0.40%

*	Other Expenses are based on estimated amounts.

**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers’ accounts.

***

The above table does not show the effects of voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Administrative Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.35%. In addition, Morgan Stanley Distribution, Inc., the Fund’s Distributor, has voluntarily agreed to reduce its shareholder administration fee relating to the Administrative Class, as necessary.

In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing and expenses related to the U.S. Treasury Temporary Guarantee Program for Money Market Funds, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser and Distributor reserve the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Administrative Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Administrative Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Administrative Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years

Money Market Portfolio	$43	$135	$235	$530

Prime Portfolio	42	132	230	518

Government Portfolio	40	125	219	493

Government Securities Portfolio	40	125	219	493

Treasury Portfolio	42	132	230	518

Treasury Securities Portfolio	41	128	N/A	N/A

Tax-Exempt Portfolio	41	128	224	505

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

14

Administrative Class Prospectus

February 27, 2009

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also

15

may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Portfolio’s fees and expenses, the Portfolio generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Administrative Class Prospectus

February 27, 2009

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Administrative Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Administrative Class Shares of each Portfolio. The Fund offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Administrative Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Administrative Class Shares through a financial intermediary, please consult your

Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Administrative Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Administrative Class Shares are purchased provided the Fed receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange (“NYSE”)closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the

17

Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Administrative Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

JPMorgan Chase & Co.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Administrative Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated

18

Administrative Class Prospectus

February 27, 2009

net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or

19

payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities Portfolio	As of 3:00 p.m.
Treasury Securities Portfolio	Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Administrative Class Shares for Administrative Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled “Redeeming Shares—By Telephone”.

When you exchange your share for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange

20

Administrative Class Prospectus

February 27, 2009

when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2010, dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains

21

and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

22

Administrative Class Prospectus

February 27, 2009

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of November 30, 2008, the Adviser, together with its affiliated asset management companies, had approximately $393.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2008 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2008.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2008 Actual Compensation Rate

Money Market Portfolio	0.15%	0.06%

Prime Portfolio	0.15%	0.07%

Government Portfolio	0.15%	0.07%

Government Securities Portfolio	0.15%	0.03%

Treasury Portfolio	0.15%	0.07%

Treasury Securities Portfolio	0.15%	0.00%

Tax-Exempt Portfolio	0.15%	0.06%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio’s Administrative Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee which shall not exceed during any one year 0.15% of each Portfolio’s average daily net assets of Administrative Class Shares which are owned beneficially by the customers of such service organizations during such period.

23

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2005, October 31, 2006, October 31, 2007 and October 31, 2008 or, if the Portfolio’s Administrative Class Shares have not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears

	Net Asset Value- Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income	Distributions from Net Realized Gain		Net Asset Value- End of Period

Money Market Portfolio (Commencement of Administrative Class Operations 11/1/04)
2008	$1.000	$0.033		$(0.000	)^	$(0.033)	$—		$1.000
2007	1.000	0.051		0.000	^	(0.051)	—		1.000
2006	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
2005	1.000	0.027		—		(0.027)	—		1.000

Prime Portfolio (Commencement of Administrative Class Operations 11/1/04)
2008	$1.000	$0.032		$(0.000	)^	$(0.032)	$—		$1.000
2007	1.000	0.051		(0.000	)^	(0.051)	(0.000	)^	1.000
2006	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
2005	1.000	0.027		—		(0.027)	—		1.000

Government Portfolio (Commencement of Administrative Class Operations 11/1/04)
2008	$1.000	$0.028		$0.000	^	$(0.028)	$—		$1.000
2007	1.000	0.050		0.000	^	(0.050)	—		1.000
2006	1.000	0.046		—		(0.046)	—		1.000
2005	1.000	0.027		—		(0.027)	—		1.000

Government Securities Portfolio (Commencement of Administrative Class Operations 3/19/08)
2008	$1.000	$0.012		$0.000	^	$(0.012)	$—		$1.000

Treasury Portfolio (Commencement of Administrative Class Operations 11/1/04)
2008	$1.000	$0.021		$0.000	^	$(0.021)	$—		$1.000
2007	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
2006	1.000	0.046		—		(0.046)	—		1.000
2005	1.000	0.026		—		(0.026)	—		1.000

Treasury Securities Portfolio (Commencement of Administrative Class Operations 10/7/08)
2008	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000

Tax-Exempt Portfolio (Commencement of Administrative Class Operations 11/1/04)
2008	$1.000	$0.023		$(0.000	)^	$(0.023)	$—		$1.000
2007	1.000	0.034		—		(0.034)	—		1.000
2006	1.000	0.031		—		(0.031)	—		1.000
2005	1.000	0.020		—		(0.020)	—		1.000

24

Administrative Class Prospectus

February 27, 2009

in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Total Return		Net Assets- End of Period (000)	Ratio of Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets (1)

Money Market Portfolio (Commencement of Administrative Class Operations 11/1/04)
2008	3.31	%#	$100	0.27%		4.29%
2007	5.26	##	23,663	0.27		5.14
2006	4.73		100	0.24		4.63
2005	2.71		100	0.25		2.68

Prime Portfolio (Commencement of Administrative Class Operations 11/1/04)
2008	3.21	%#	$1,727	0.27%		3.70%
2007	5.24	##	12,589	0.27		5.11
2006	4.70		100	0.27		4.60
2005	2.72		100	0.26		2.68

Government Portfolio (Commencement of Administrative Class Operations 11/1/04)
2008	2.83%		$148,076	0.28%		2.66%
2007	5.14		84,339	0.27		4.98
2006	4.71		49,377	0.24		4.79
2005	2.76		10,877	0.20		2.60

Government Securities Portfolio (Commencement of Administrative Class Operations 3/19/08)
2008	1.17	%‡	$100	0.27	%*	1.88%*

Treasury Portfolio (Commencement of Administrative Class Operations 11/1/04)
2008	2.10%		$111,065	0.28%		1.35%
2007	5.00		100	0.21	‡†	4.84
2006	4.66		100	0.20		4.56
2005	2.64		100	0.20		2.60

Treasury Securities Portfolio (Commencement of Administrative Class Operations 10/7/08)
2008	0.00	%^‡	$100	0.06	%*†	0.06%*

Tax-Exempt Portfolio (Commencement of Administrative Class Operations 11/1/04)
2008	2.28%		$100	0.27	%+	2.26%+
2007	3.50		100	0.26		3.44
2006	3.11		100	0.25		3.06
2005	2.02		100	0.24		2.00

25

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2005	2006	2007	2008

Money Market Portfolio	0.37%	0.37%	0.36%	0.36%

Prime Portfolio	0.37%	0.36%	0.36%	0.36%

Government Portfolio	0.40%	0.36%	0.37%	0.36%

Government Securities Portfolio	N/A	N/A	N/A	0.43%*†

Treasury Portfolio	0.63%†	1.05%††	0.50%††	0.36%

Treasury Securities Portfolio	N/A	N/A	N/A	0.72%*†

Tax-Exempt Portfolio	0.50%†	0.39%††	0.39%††	0.36%+

	Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2005	2006	2007	2008

Money Market Portfolio	2.56%	4.50%	5.05%	4.20%

Prime Portfolio	2.57%	4.51%	5.02%	3.61%

Government Portfolio	2.39%	4.67%	4.88%	2.58%

Government Securities Portfolio	N/A	N/A	N/A	1.73%*

Treasury Portfolio	2.17%	3.71%	4.55%	1.27%

Treasury Securities Portfolio	N/A	N/A	N/A	(0.60)%*

Tax-Exempt Portfolio	1.74%	2.92%	3.31%	2.16%+

*	Annualized.

‡	Not annualized.

^	Amount is less than $0.0005 per share.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Administrative Class were 3.18% and 3.06%, respectively.

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Administrative Class were 5.20% and 5.08%, respectively.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

26

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 27, 2009, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the

Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/msim.

LFADMPRO 02/09

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds

Advisory Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 27, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Advisory Class Prospectus

February 27, 2009

Advisory Class Prospectus

February 27, 2009

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio
Commenced operations on February 6, 2004

High Quarter	9/30/07	1.29%

Low Quarter	6/30/04	0.21%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 2/06/04

Money Market Portfolio	2.49%	3.35%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Advisory Class Prospectus

February 27, 2009

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio
Commenced operations on April 29, 2004

High Quarter	9/30/07	1.28%

Low Quarter	12/31/08	0.18%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 4/29/04

Prime Portfolio	2.33%	3.42%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Advisory Class Prospectus

February 27, 2009

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•	Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio
Commenced operations on October 1, 2004

High Quarter	12/31/06	1.26%

Low Quarter	12/31/08	0.22%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 10/01/04

Government Portfolio	2.11%	3.58%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Advisory Class Prospectus

February 27, 2009

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Advisory Class Prospectus

February 27, 2009

Treasury Portfolio (Cont’d)

Treasury Portfolio
Commenced operations on August 9, 2004

High Quarter	12/31/06	1.27%

Low Quarter	12/31/08	0.02%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 8/09/04

Treasury Portfolio	1.39%	3.25%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

The Portfolio is not currently offering its shares to investors.

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

10

Advisory Class Prospectus

February 27, 2009

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio
Commenced operations on June 15, 2004

High Quarter	9/30/07	0.86%

Low Quarter	12/31/08	0.32%

Average Annual Total Return (as of 12/31/08)

	Past One Year	Since Inception 6/15/04

Tax-Exempt Portfolio	1.78%	2.52%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

The Portfolio’s Advisory Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

12

Advisory Class Prospectus

February 27, 2009

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds Advisory Class shares of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Porfolio	Treasury Portfolio	Treasury Securities Portfolio*	Tax-Exempt Portfolio

Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Other Expenses	0.12%	0.11%	0.09%	0.09%	0.11%	0.10%*	0.10%

Service and Shareholder Administration Fee**	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Total Advisory Class Operating Expenses***	0.52%	0.51%	0.49%	0.49%	0.51%	0.50%	0.50%

*	Other Expenses are based on estimated amounts.

**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers’ accounts.

***

The above table does not show the effects voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Advisory Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.45%. In addition, Morgan Stanley Distribution, Inc., the Fund’s Distributor, has voluntarily agreed to reduce its service and shareholder administration fee relating to the Advisory Class, as necessary.

In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing and expenses related to the U.S. Treasury Temporary Guarantee Program for Money Market Funds, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser and Distributor reserve the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Advisory Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Advisory Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years

Money Market Portfolio	$53	$167	$291	$653

Prime Portfolio	52	164	285	640

Government Portfolio	50	157	274	616

Government Securities Portfolio	50	157	274	616

Treasury Portfolio	52	164	285	640

Treasury Securities Portfolio	51	160	N/A	N/A

Tax-Exempt Portfolio	51	160	280	628

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also

14

Advisory Class Prospectus

February 27, 2009

subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds,

15

limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Portfolio’s fees and expenses, the Portfolio generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (“the Fund”) with respect to the disclosure of each

Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

16

Advisory Class Prospectus

February 27, 2009

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Advisory Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Advisory Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Advisory Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Advisory Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the

Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Advisory Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Advisory Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange (“NYSE”) closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form

17

provided by Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Advisory Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Advisory Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Advisory Class Prospectus

February 27, 2009

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City,
MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at
1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the

19

value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal

Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities Portfolio	As of 3:00 p.m.
Treasury Securities Portfolio	Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Advisory Class Shares for Advisory Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled “Redeeming Shares—By Telephone.”

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may

20

Advisory Class Prospectus

February 27, 2009

not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2010, dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including

21

income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of November 30, 2008, the Adviser, together with its affiliated asset management companies, had approximately $393.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2008 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2008.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2008 Actual Compensation Rate

Money Market Portfolio	0.15%	0.06%

Prime Portfolio	0.15%	0.07%

Government Portfolio	0.15%	0.07%

Government Securities Portfolio	0.15%	0.03%

Treasury Portfolio	0.15%	0.07%

Treasury Securities Portfolio	0.15%	0.00%

Tax-Exempt Portfolio	0.15%	0.06%

22

Advisory Class Prospectus

February 27, 2009

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Service and Shareholder Administration Plan

The Fund has adopted a Service and Shareholder Administration Plan for each Portfolio’s Advisory Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Advisory Class Shares which are owned beneficially by the customers of such service organization during such period.

23

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2004, October 31, 2005, October 31, 2006. October 31, 2007 and October 31, 2008, or, if the Portfolio’s Advisory Class Shares have not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investment		Distributions from Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period

Money Market Portfolio (Commencement of Advisory Class Operations 2/6/04)
2008	$1.000	$0.032	$(0.000	)^	$(0.032)	$—		$1.000
2007	1.000	0.050	(0.000	)^	(0.050)	—		1.000
2006	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
2005	1.000	0.026	—		(0.026)	—		1.000
2004	1.000	0.008	—		(0.008)	—		1.000

Prime Portfolio (Commencement of Advisory Class Operations 4/29/04)
2008	$1.000	$0.031	$(0.000	)^	$(0.031)	$—		$1.000
2007	1.000	0.050	(0.000	)^	(0.050)	(0.000	)^	1.000
2006	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
2005	1.000	0.026	—		(0.026)	—		1.000
2004	1.000	0.006	—		(0.006)	—		1.000

Government Portfolio (Commencement of Advisory Class Operations 10/1/04)
2008	$1.000	$0.027	$0.000	^	$(0.027)	$—		$1.000
2007	1.000	0.049	0.000	^	(0.049)	—		1.000
2006	1.000	0.045	—		(0.045)	—		1.000
2005	1.000	0.026	—		(0.026)	—		1.000
2004	1.000	0.001	—		(0.001)	—		1.000

Government Securities Portfolio (Commencement of Advisory Class Operations 3/19/08)
2008	$1.000	$0.011	$0.000	^	$(0.011)	$—		$1.000

Treasury Portfolio (Commencement of Advisory Class Operations 8/9/04)
2008	$1.000	$0.020	$0.000	^	$(0.020)	$—		$1.000
2007	1.000	0.048	0.000	^	(0.048)	(0.000	)^	1.000
2006	1.000	0.045	—		(0.045)	—		1.000
2005	1.000	0.025	—		(0.025)	—		1.000
2004	1.000	0.003	—		(0.003)	—		1.000

Treasury Securities Portfolio (Commencement of Advisory Class Operations 10/27/08)
2008	$1.000	$0.000^	$0.000	^	$(0.000)^	$—		$1.000

Tax-Exempt Portfolio (Commencement of Advisory Class Operations 6/15/04)
2008	$1.000	$0.022	$(0.000	)^	$(0.022)	$—		$1.000
2007	1.000	0.033	—		(0.033)	—		1.000
2006	1.000	0.030	—		(0.030)	—		1.000
2005	1.000	0.019	—		(0.019)	—		1.000
2004**	1.000	0.002	—		(0.002)	—		1.000

24

Advisory Class Prospectus

February 27, 2009

Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Total Return		Net Assets- End of Period (000)	Ratio of Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets(1)

Money Market Portfolio (Commencement of Advisory Class Operations 2/6/04)
2008	3.20	%#	$1,328	0.37%		2.80%
2007	5.16	##	17,235	0.37		5.03
2006	4.63		11,642	0.35	††	4.90
2005	2.61		80	0.35		2.52
2004	0.76	‡	1,504	0.31	*†	1.12	*

Prime Portfolio (Commencement of Advisory Class Operations 4/29/04)
2008	3.11	%#	$181,245	0.37%		3.14%
2007	5.13	##	640,171	0.37		5.00
2006	4.60		62,544	0.37		4.43
2005	2.62		69,201	0.36		2.73
2004	0.57	‡	16,350	0.33	*	1.14	*

Government Portfolio (Commencement of Advisory Class Operations 10/1/04)
2008	2.73%		$415,974	0.38%		2.72%
2007	5.03		365,074	0.37		4.87
2006	4.60		126,760	0.34		4.53
2005	2.65		131,513	0.30		3.12
2004	0.13	‡	23,750	0.30	*†	1.53	*

Government Securities Portfolio (Commencement of Advisory Class Operations 3/19/08)
2008	1.11	%‡	$100	0.37	%*	1.78	%*

Treasury Portfolio (Commencement of Advisory Class Operations 8/9/04)
2008	2.00%		$176,505	0.36	%†	2.01%
2007	4.90		176,618	0.31	††	4.75
2006	4.56		77,083	0.30		4.54
2005	2.53		17,575	0.30		2.92
2004	0.30	‡	2,207	0.30	*†	1.30	*

Treasury Securities Portfolio (Commencement of Advisory Class Operations 10/27/08)
2008	0.00	%^‡	$100	0.11	%*†	0.05	%*

Tax-Exempt Portfolio (Commencement of Advisory Class Operations 6/15/04)
2008	2.18%		$4,756	0.37	%+	2.21	%+
2007	3.40		59,851	0.36		3.34
2006	3.01		32,141	0.35		2.76
2005	1.92		98,823	0.34		1.86
2004**	0.24	‡	56,000	0.33	*†	1.32	*

25

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2004		2005	2006	2007	2008

Money Market Portfolio	0.50	%*†	0.47%	0.46%††	0.46%††	0.46%

Prime Portfolio	0.49	%*	0.47%	0.46%	0.46%	0.46%

Government Portfolio	0.55	%*†	0.50%	0.47%††	0.47%	0.46%

Government Securities Portfolio	N/A		N/A	N/A	N/A	0.53%*†

Treasury Portfolio	0.67	%*†	0.64%	0.98%††	0.72%††	0.46%

Treasury Securities Portfolio	N/A		N/A	N/A	N/A	0.71%*†

Tax-Exempt Portfolio	0.55	%*†	0.62%†	0.48%	0.49%††	0.46%+

	Ratio of Net Investment Income (Loss) to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2004		2005	2006	2007	2008

Money Market Portfolio	0.93	%*	2.40%	4.78%	4.94%	2.71%

Prime Portfolio	0.98	%*	2.62%	4.34%	4.91%	3.05%

Government Portfolio	1.28	%*	2.92%	4.40%	4.77%	2.64%

Government Securities Portfolio	N/A		N/A	N/A	N/A	1.63%*

Treasury Portfolio	0.93	%*	2.58%	3.86%	4.34%	1.91%

Treasury Securities Portfolio	N/A		N/A	N/A	N/A	(0.55)%*

Tax-Exempt Portfolio	1.10	%*	1.58%	2.63%	3.21%	2.11%+

*	Annualized

‡	Not Annualized

**

The Tax-Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

^	Amount is less than $0.0005 per share.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Advisory Class were 3.08% and 2.96%, respectively.

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Advisory Class were 5.09% and 4.98%, respectively.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

26

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 27, 2009, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at www.morganstanley.com/msim.

LFADVPPR 02/09

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds

Participant Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 27, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Participant Class Prospectus

February 27, 2009

Participant Class Prospectus

February 27, 2009

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio
Commenced operations on November 1, 2004

High Quarter	09/30/07	1.23%

Low Quarter	12/31/08	0.21%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Money Market Portfolio	2.24%	3.54%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Participant Class Prospectus

February 27, 2009

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio
Commenced operations on November 1, 2004

High Quarter	09/30/07	1.22%

Low Quarter	12/31/08	0.11%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Prime Portfolio	2.08%	3.49%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Participant Class Prospectus

February 27, 2009

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•	Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio
Commenced operations on November 1, 2004

High Quarter	12/31/06	1.20%

Low Quarter	12/31/08	0.16%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Government Portfolio	1.86%	3.40%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Participant Class Prospectus

February 27, 2009

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Participant Class Prospectus

February 27, 2009

Treasury Portfolio (Cont’d)

Treasury Portfolio
Commenced operations on November 1, 2004

High Quarter	12/31/06	1.20%

Low Quarter	12/31/08	0.01%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Treasury Portfolio	1.20%	3.14%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

The Portfolio is not currently offering its shares to investors.

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

10

Participant Class Prospectus

February 27, 2009

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio
Commenced operations on November 1, 2004

High Quarter	06/30/07	0.80%

Low Quarter	12/31/08	0.26%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 11/01/04

Tax-Exempt Portfolio	1.53%	2.33%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Participant Class Prospectus

February 27, 2009

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

The example assumes that you invest $10,000 in each Portfolio’s Participant Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Participant Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds Participant Class shares of the Portfolios.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio	Treasury Portfolio	Treasury Securities Portfolio*	Tax-Exempt Portfolio

Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Other Expenses	0.12%	0.11%	0.09%	0.09%	0.11%	0.10%*	0.10%

Shareholder Service Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Total Participant Class Operating Expenses**	0.77%	0.76%	0.74%	0.74%	0.76%	0.75%	0.75%

*	Other Expenses are based on estimated amounts.

**

The above table does not show the effects of voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Participant Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.70%. In addition, Morgan Stanley Distribution, Inc., the Fund’s Distributor, has voluntarily agreed to reduce its distribution fee and/or shareholder service fee relating to the Participant Class, as necessary.

In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing and expenses related to the U.S. Treasury Temporary Guarantee Program for Money Market Funds, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser and Distributor reserve the right to terminate any waiver and/or reimbursement at any time and without notice.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Participant Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years

Money Market Portfolio	$79	$246	$428	$954

Prime Portfolio	78	243	422	942

Government Portfolio	76	237	411	918

Government Securities Portfolio	76	237	411	918

Treasury Portfolio	78	243	422	942

Treasury Securities Portfolio	77	240	N/A	N/A

Tax-Exempt Portfolio	77	240	417	930

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also

14

Participant Class Prospectus

February 27, 2009

subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Portfolio’s fees and expenses, the Portfolio generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (“the Fund”) with respect to the disclosure of each

Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

16

Participant Class Prospectus

February 27, 2009

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are premissible investments under the law applicable to it.

Participant Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Participant Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. These classes are subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Participant Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Participant Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Participant Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Participant Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange (“NYSE”) closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent, which you can obtain by calling Morgan Stanley

17

Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Participant Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P.Morgan Chase & Co.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Participant Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Participant Class Prospectus

February 27, 2009

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds by wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the

19

Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time

Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio’s Participant Class Shares for Participant Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled “Redeeming Shares—By Telephone.”

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may

20

Participant Class Prospectus

February 27, 2009

not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2010, dividends paid by a Portfolio to shareholders who are nonresident aliens or

21

foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor’’), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of November 30, 2008, the Adviser, together with its affiliated asset management

Adviser’s Rates of Compensation

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

companies, had approximately $393.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2008 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2008.

Portfolio	Contractual Compensation Rate	FY 2008 Actual Compensation Rate

Money Market Portfolio	0.15%	0.06%

Prime Portfolio	0.15%	0.07%

Government Portfolio	0.15%	0.07%

Government Securities Portfolio	0.15%	0.03%

Treasury Portfolio	0.15%	0.07%

Treasury Securities Portfolio	0.15%	0.00%

Tax-Exempt Portfolio	0.15%	0.06%

22

Participant Class Prospectus

February 27, 2009

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Distribution Plan

The Fund has adopted a Distribution Plan for each Portfolio’s Participant Class Shares pursuant to Rule 12b-1 under the 1940 Act (the ‘‘Plan’’) to pay the Distributor to provide for or to compensate certain financial intermediaries (also referred to as service organizations) for providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Participant Class Shares which are owned beneficially by the customers of such service organization during such period. The Distributor also may retain part of this fee as compensation for providing distribution related services.

Shareholder Service Plan

The Fund has also adopted a Shareholder Service Plan for each Portfolio’s Participant Class Shares to pay the Distributor to provide for, or to compensate service organizations for providing personal and account maintenance services and administrative services to shareholders. Under this Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Participant Class Shares which are owned beneficially by the customers of such service organization during such period.

Because such distribution and service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

23

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2005, October 31, 2006, October 31, 2007 and October 31, 2008 or, if the Portfolio’s Participant Class Shares have not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s

	Net Asset Value- Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period

Money Market Portfolio (Commencement of Participant Class Operations 11/1/04)
2008	$1.000	$0.029		$(0.000	)^	$(0.029)	$—		$1.000
2007	1.000	0.048		(0.000	)^	(0.048)	—		1.000
2006	1.000	0.043		0.000	^	(0.043)	(0.000	)^	1.000
2005	1.000	0.024		—		(0.024)	—		1.000

Prime Portfolio (Commencement of Participant Class Operations 11/1/04)
2008	$1.000	$0.028		$(0.000	)^	$(0.028)	$—		$1.000
2007	1.000	0.048		(0.000	)^	(0.048)	(0.000	)^	1.000
2006	1.000	0.043		0.000	^	(0.043)	(0.000	)^	1.000
2005	1.000	0.024		—		(0.024)	—		1.000

Government Portfolio (Commencement of Participant Class Operations 11/1/04)
2008	$1.000	$0.024		$0.000	^	$(0.024)	$—		$1.000
2007	1.000	0.047		0.000	^	(0.047)	—		1.000
2006	1.000	0.043		—		(0.043)	—		1.000
2005	1.000	0.025		—		(0.025)	—		1.000

Government Securities Portfolio (Commencement of Participant Class Operations 3/19/08)
2008	$1.000	$0.010		$0.000	^	$(0.010)	$—		$1.000

Treasury Portfolio (Commencement of Participant Class Operations 11/1/04)
2008	$1.000	$0.018		$0.000	^	$(0.018)	$—		$1.000
2007	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000
2006	1.000	0.042		—		(0.042)	—		1.000
2005	1.000	0.024		—		(0.024)	—		1.000

Treasury Securities Portfolio (Commencement of Participant Class Operations 10/27/08)
2008	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000

Tax-Exempt Portfolio (Commencement of Participant Class Operations 11/1/04)
2008	$1.000	$0.019		$(0.000	)^	$(0.019)	$—		$1.000
2007	1.000	0.031		—		(0.031)	—		1.000
2006	1.000	0.027		—		(0.027)	—		1.000
2005	1.000	0.018		—		(0.018)	—		1.000

24

Participant Class Prospectus

February 27, 2009

unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Total Return		Net Assets- End of Period (000)	Ratio of Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets (1)

Money Market Portfolio (Commencement of Participant Class Operations 11/1/04)
2008	2.95	%#	$10,286	0.63	%†	2.39%
2007	4.90	##	100	0.62	††	4.78
2006	4.40		271	0.57	††	4.48
2005	2.46		100	0.50		2.43

Prime Portfolio (Commencement of Participant Class Operations 11/1/04)
2008	2.85	%#	$42,288	0.62%		2.21%
2007	4.87	##	3,607	0.62		4.70
2006	4.37		100	0.59	††	4.28
2005	2.47		100	0.51		2.43

Government Portfolio (Commencement of Participant Class Operations 11/1/04)
2008	2.47%		$100	0.63%		2.44%
2007	4.77		100	0.62		4.66
2006	4.38		100	0.55	††	4.24
2005	2.50		147	0.45		2.53

Government Securities Portfolio (Commencement of Participant Class Operations 3/19/08)
2008	0.95	%‡	$100	0.62	%*	1.53%*

Treasury Portfolio (Commencement of Participant Class Operations 11/1/04)
2008	1.77%		$160	0.60	%†	1.93%
2007	4.64		514	0.56	††	4.58
2006	4.33		330	0.53	††	4.41
2005	2.38		100	0.45		2.35

Treasury Securities Portfolio (Commencement of Participant Class Operations 10/27/08)
2008	0.00	%^‡	$100	0.10	%*†	0.05%*

Tax-Exempt Portfolio (Commencement of Participant Class Operations 11/1/04)
2008	1.93%		$22,683	0.62	%+	1.90%+
2007	3.14		19,443	0.62	††	3.13
2006	2.78		100	0.57	††	2.74
2005	1.77		102	0.49		1.76

25

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2005	2006		2007	2008
Money Market Portfolio	0.62%	0.70	%††	0.71%	0.68	%†

Prime Portfolio	0.62%	0.68	%††	0.70%	0.71%

Government Portfolio	0.65%	0.67	%††	0.72%	0.71%

Government Securities Portfolio	N/A	N/A		N/A	0.79	%*†

Treasury Portfolio	0.88%†	1.20	%††	1.04%††	0.71%

Treasury Securities Portfolio	N/A	N/A		N/A	0.96	%*†

Tax-Exempt Portfolio	0.75%†	0.70	%††	0.72%††	0.71	%+

	Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2005	2006		2007	2008

Money Market Portfolio	2.31%	4.35%		4.68%	2.38%

Prime Portfolio	2.32%	4.19%		4.62%	2.12%

Government Portfolio	2.33%	4.12%		4.56%	2.36%

Government Securities Portfolio	N/A	N/A		N/A	1.38	%*

Treasury Portfolio	1.92%	3.75%		4.10%	1.82%

Treasury Securities Portfolio	N/A	N/A		N/A	(0.81	)%*

Tax-Exempt Portfolio	1.49%	2.61%		3.03%	1.80	%+

*	Annualized.

‡	Not Annualized.

^	Amount is less than $0.0005 per share.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net assets amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Participant Class were 2.82% and 2.70%, respectively.

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Participant Class were 4.83% and 4.72%, respectively.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds Government Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

26

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 27, 2009, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports’’) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the

Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number i s 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at www.morganstanley.com/msim.

LFPCPRO 02/09

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds

Cash Management Class Portfolios
Money Market Portfolio Prime Portfolio Government Portfolio Government Securities Portfolio Treasury Portfolio Treasury Securities Portfolio Tax-Exempt Portfolio

February 27, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Cash Management Class Prospectus

February 27, 2009

Cash Management Class Prospectus

February 27, 2009

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the ‘‘Adviser’’) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio
Commenced operations on August 15, 2005

High Quarter	9/30/07	1.28%

Low Quarter	12/31/08	0.26%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 08/15/05

Money Market Portfolio	2.44%	4.09%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Cash Management Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Cash Management Class Prospectus

February 27, 2009

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio
Commenced operations on February 2, 2004

High Quarter	9/30/07	1.34%

Low Quarter	12/31/08	0.24%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 02/02/04

Prime Portfolio	2.59%	3.55%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The Portfolio’s Cash Management Class has not completed a full calendar year of operation and would have had similar annual returns, but returns generally would have been lower as expenses of the Cash Management Class are higher. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Cash Management Class Prospectus

February 27, 2009

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

•	Securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio
Commenced operations on August 9, 2004

High Quarter	12/31/06	1.33%

Low Quarter	12/31/08	0.28%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 08/09/04

Government Portfolio	2.37%	3.77%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The Portfolio’s Cash Management Class has not completed a full calendar year of operation and would have had similar annual returns, but returns generally would have been lower as expenses of the Cash Management Class are higher. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Cash Management Class Prospectus

February 27, 2009

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Cash Management Class Prospectus

February 27, 2009

Treasury Portfolio (Cont’d)

Treasury Portfolio
Commenced operations on August 15, 2005

High Quarter	12/31/06	1.26%

Low Quarter	12/31/08	0.02%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 08/15/05

Treasury Portfolio	1.35%	3.60%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Cash Management Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

The Portfolio is not currently offering its shares to investors.

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not completed a full calendar year of operation as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

10

Cash Management Class Prospectus

February 27, 2009

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio
Commenced operations on August 15, 2005

High Quarter	6/30/07	0.85%

Low Quarter	12/31/08	0.31%

Average Annual Total Return
(as of 12/31/08)

	Past One Year	Since Inception 08/15/05

Tax-Exempt Portfolio	1.73%	2.72%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Cash Management Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Cash Management Class Prospectus

February 27, 2009

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds Cash Management Class shares of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio *	Government Portfolio *	Government Securities Portfolio *	Treasury Portfolio	Treasury Securities Portfolio *	Tax-Exempt Portfolio

Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

Other Expenses	0.12%	0.11%*	0.09%*	0.09%*	0.11%	0.10%*	0.10%

Shareholder Service Fee	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%

Total Cash Management
Class Operating
Expenses**	0.57%	0.56%	0.54%	0.54%	0.56%	0.55%	0.55%

*	Other Expenses are based on estimated amounts.

**

The above table does not show the effects of voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Cash Management Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.50%. In addition, Morgan Stanley Distribution, Inc., the Fund’s Distributor, has voluntarily agreed to reduce its distribution fee and/or shareholder service fee relating to the Cash Management Class, as necessary.

In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing and expenses related to the U.S. Treasury Temporary Guarantee Program for Money Market Funds, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser and Distributor reserve the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Cash Management Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Cash Management Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Cash Management Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years

Money Market Portfolio	$58	$183	$318	$714

Prime Portfolio	57	179	N/A	N/A

Government Portfolio	55	173	N/A	N/A

Government Securities Portfolio	55	173	N/A	N/A

Treasury Portfolio	57	179	313	701

Treasury Securities Portfolio	56	176	N/A	N/A

Tax-Exempt Portfolio	56	176	307	689

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are Fannie Mae, Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any Portfolio that purchases such securities.

14

Cash Management Class Prospectus

February 27, 2009

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. government securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also

15

may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Investment Companies. The Portfolios may invest in investment companies, including money market funds, and may invest all or some of their short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates (an “affiliated money market fund”). An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Portfolio’s fees and expenses, the Portfolio generally would bear its share of the investment company’s fees and expenses other than advisory and administrative fees of affiliated money market funds.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Cash Management Class Prospectus

February 27, 2009

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each

Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Cash Management Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $1,000,000 or to clients of Morgan Stanley & Co. and its broker-dealer affiliates. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Cash Management Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Cash Management Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Cash Management Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion. Purchase orders placed with a financial intermediary and transmitted through a trading platform utilized by the financial intermediary may be transmitted by the trading platform after the deadlines established by the Fund for receipt of purchase orders, as set forth below; in such case, the purchase orders will receive a trade date of the next business day.

Cash Management Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Cash Management Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange (“NYSE”) closes early, or when The Securities Industry and Financial Markets Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the

17

following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on the trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), the Fund’s transfer agent, which you can obtain by calling Morgan Stanley Services at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Cash Management Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through

Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Cash Management Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Cash Management Class Prospectus

February 27, 2009

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City,
MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be wired to you. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this prospectus. To opt out of telephone privileges, please contact Morgan Stanley Services at
1-888-378-1630.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com,

provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the NYSE closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the NYSE is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when The Securities Industry and Financial Markets Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

19

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the NYSE is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities Portfolio	As of 3:00 p.m.
Treasury Securities Portfolio	Eastern time

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Cash Management Class Shares for Cash Management Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630. See the section above entitled “Redeeming Shares—By Telephone.”

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio.We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we ma y bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

20

Cash Management Class Prospectus

February 27, 2009

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government

Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. With respect to taxable years of regulated investment companies beginning before January 1, 2010, dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

21

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

22

Cash Management Class Prospectus

February 27, 2009

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc., (the “Distributor”) the Fund’s Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of November 30, 2008, the Adviser, together with its affiliated asset management companies, had approximately $393.2 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser monthly compensation calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2008 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2008.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2008 Actual Compensation Rate

Money Market Portfolio	0.15%	0.06%

Prime Portfolio	0.15%	0.07%

Government Portfolio	0.15%	0.07%

Government Securities Portfolio	0.15%	0.03%

Treasury Portfolio	0.15%	0.07%

Treasury Securities Portfolio	0.15%	0.00%

Tax-Exempt Portfolio	0.15%	0.06%

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Distribution Plan

The Fund has adopted a Distribution Plan for each Portfolio’s Cash Management Class Shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) to pay the Distributor to provide for or to compensate certain financial intermediaries (also referred to as service organizations) for providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets

23

of Cash Management Class Shares which are beneficially owned by the customers of such service organizations during such period. The Distributor also may retain part of this fee as compensation for providing distribution related services.

Because this fee is paid out of the Fund’s assets on an ongoing basis, over time this fee will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

Shareholder Service Plan

The Fund has also adopted a Shareholder Service Plan for each Portfolio’s Cash Management Class Shares to pay the Distributor to provide for, or to compensate service organizations for providing administrative services to shareholders. Under this Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall be assessed at an annual rate of 0.05% of each Portfolio’s average daily net assets of Cash Management Class Shares which are owned beneficially by the customers of such service organization during such period.

Because such service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

24

(This page intentionally left blank)

25

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2005, October 31, 2006, October 31, 2007 and October 31, 2008 or, if the Portfolio’s Cash Management Class Shares have not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst

	Net Asset Value- Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period

Money Market Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2008	$1.000	$0.031		$(0.000	)^	$(0.031)	$—		$1.000
2007	1.000	0.050		(0.000	)^	(0.050)	—		1.000
2006	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
2005	1.000	0.008		—		(0.008)	—		1.000

Prime Portfolio (Commencement of Cash Management Class Operations 8/14/08)
2008	$1.000	$0.004		$(0.000	)^	$(0.004)	$—		$1.000

Government Portfolio (Commencement of Cash Management Class Operations 8/14/08)
2008	$1.000	$0.004		$0.000	^	$(0.004)	$—		$1.000

Government Securities Portfolio (Commencement of Cash Management Class Operations 7/21/08)
2008	$1.000	$0.004		$(0.000	)^	$(0.004)	$—		$1.000

Treasury Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2008	$1.000	$0.019		$0.000	^	$(0.019)	$—		$1.000
2007	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
2006	1.000	0.045		—		(0.045)	—		1.000
2005	1.000	0.008		—		(0.008)	—		1.000

Treasury Securities (Commencement of Cash Management Class Operations 10/7/08)
2008	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000

Tax-Exempt Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2008	$1.000	$0.021		$(0.000	)^	$(0.021)	$—		$1.000
2007	1.000	0.033		—		(0.033)	—		1.000
2006	1.000	0.030		—		(0.030)	—		1.000
2005	1.000	0.005		—		(0.005)	—		1.000

26

Cash Management Class Prospectus

February 27, 2009

& Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Total Return		Net Assets- End of Period (000)	Ratio of Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets (1)

Money Market Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2008	3.15	%#	$193,811	0.42%		3.05%
2007	5.11	##	239,356	0.42		4.98
2006	4.70		221,503	0.40	††	4.98
2005	0.77	‡	100	0.15	*	3.58	*

Prime Portfolio (Commencement of Cash Management Class Operations 8/14/08)
2008	0.43	%‡#	$7,277	0.44	%*†	1.88	%*

Government Portfolio (Commencement of Cash Management Class Operations 8/14/08)
2008	0.36%		$4,104	0.44	%*†	1.32	%*

Government Securities Portfolio (Commencement of Cash Management Class Operations 7/21/08)
2008	0.43	%‡	$42,612	0.42	%*	1.17	%*

Treasury Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2008	1.96%		$414,148	0.39	%†	1.23%
2007	4.84		33,750	0.40	††	4.25
2006	4.63		100	0.23	††	4.53
2005	0.76	‡	100	0.10	*	3.52	*

Treasury Securities (Commencement of Cash Management Class Operations 10/7/08)
2008	0.00	%^‡	$43,693	0.06	%*†	0.05	%*

Tax-Exempt Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2008	2.13%		$1,337,200	0.42	%+	1.95	%+
2007	3.35		907,577	0.41		3.28
2006	3.08		188,740	0.40	††	3.17
2005	0.53	‡	100	0.14	*	2.47	*

27

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2005		2006		2007	2008

Money Market Portfolio	0.27	%*	0.53	%††	0.51%	0.51%

Prime Portfolio	N/A		N/A		N/A	0.48	%*†

Government Portfolio	N/A		N/A		N/A	0.49	%*†

Government Securities Portfolio	N/A		N/A		N/A	0.47	%*†

Treasury Portfolio	0.43	%*†	1.08	%††	0.53%††	0.51%

Treasury Securities Portfolio	N/A		N/A		N/A	0.76	%*†

Tax-Exempt Portfolio	0.30	%*†	0.51	%††	0.53%	0.51	%+

	Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:

	2005		2006		2007	2008

Money Market Portfolio	3.46	%*	4.85%		4.88%	2.96%

Prime Portfolio	N/A		N/A		N/A	1,84	%*

Government Portfolio	N/A		N/A		N/A	1.27	%*

Government Securities Portfolio	N/A		N/A		N/A	1.13	%*

Treasury Portfolio	3.19	%*	3.68%		4.12%	1.12%

Treasury Securities Portfolio	N/A		N/A		N/A	(0.64	)%*

Tax-Exempt Portfolio	2.30	%*	3.06%		3.16%	1.85	%+

*	Annualized

‡	Not Annualized

^	Amount is less than $0.0005 per share.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market and Prime Portfolios’ Cash Management Class were 3.03% and 0.43%, respectively.

##

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for the Money Market Portfolio. Without this reimbursement, the total return for the Money Market Portfolio’s Cash Management Class was 5.04%.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

28

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 27, 2009, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the

Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-888-378-1630.

Prices and Investment Results are available at
www.morganstanley.com/msim.

LFCMCPR 02/09

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION
Relating to the Following Prospectuses:

Institutional Class Prospectus
Service Class Prospectus
Investor Class Prospectus
Administrative Class Prospectus
Advisory Class Prospectus
Participant Class Prospectus
Cash Management Class Prospectus

February 27, 2009

          Morgan Stanley Institutional Liquidity Funds (the “Fund”) is a mutual fund currently consisting of the following seven portfolios: the Money Market Portfolio, the Prime Portfolio, the Government Portfolio, the Government Securities Portfolio, the Treasury Portfolio, the Treasury Securities Portfolio and the Tax-Exempt Portfolio (the “Portfolios”). Each Portfolio offers the following classes of shares: Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. The Fund is designed to provide investors with a variety of liquidity options. This Statement of Additional Information (the “SAI”) sets forth information about the Fund and information applicable to the Portfolios. This SAI is not a prospectus but should be read in conjunction with the Fund’s prospectuses relating to the Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class dated February 27, 2009, as may be supplemented from time to time. To obtain any of these prospectuses, please call Shareholder Services at the number indicated below. The Fund’s most recent annual and semiannual reports are separate documents supplied with this SAI. The Fund’s annual report includes the Fund’s audited financial statements, including notes thereto, and the report of Ernst & Young LLP, which are incorporated by reference into this SAI.

SHAREHOLDER SERVICES: 1-888-378-1630
PRICES AND INVESTMENT RESULTS: WWW.MORGANSTANLEY.COM/MSIM

-i-

INVESTMENTS AND INVESTMENT STRATEGIES

          The following discussion of each Portfolio’s investments and risks should be read in conjunction with the sections of the Fund’s Prospectus entitled “Additional Investment Strategy and Risk Information.” The Portfolios investments are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).

          U.S. Treasury Obligations and U.S. Government Securities. U.S. Treasury Obligations include securities issued or guaranteed by the U.S. Treasury (“U.S. Treasury Obligations”). Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

          U.S. Government Securities are obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), which may or may not be backed by the full faith and credit of the U.S. government. Some U.S. Government Securities are supported by the full faith and credit of the U.S. Treasury (such as in the case of those issued by the Government National Mortgage Association (“Ginnie Mae”)) through provisions in its charter that it may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt); others (such as those issued by the Federal Home Loan Banks) are not backed by the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; others (such as those issued by the Federal National Mortgage Association (“Fannie Mae”)) are supported by the discretionary authority of the U.S. government to purchase certain obligations of the issuer to assist them in meeting their debt obligations; and others (such as those issued by the Federal Farm Credit System) by only the credit of the issuer.

          If a U.S. Government Security is not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

          An instrumentality is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

          U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed.

          Some Portfolios invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and Student Loan Marketing Association.

          U.S. government securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

          Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

          Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors, such as defaults on the underlying loans, may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

          Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

          If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

          Investment Companies. A Portfolio may invest in securities of other investment companies subject to statutory limitations prescribed by the 1940 Act. Currently, these limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks. Although the Portfolios do not expect to do so in the foreseeable future, each Portfolio is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

          To the extent permitted by applicable law, the Fund may invest all or some of its short-term cash investments in any money market fund advised or managed by Morgan Stanley Investment Management Inc. (the “Adviser”) or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Fund bearing some additional expenses.

          Corporates. Corporate bonds (“Corporates”) are fixed income securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolios will buy Corporates subject to any quality constraints set forth under Rule 2a-7 of the 1940 Act.

          Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

          Industrial Development and Pollution Control Bonds. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of the facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Portfolio in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

          Lease Obligations. Included within the revenue bonds category in which certain Portfolios may invest are participations in lease obligations or installment purchase contracts (collectively called “lease obligations”) of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

          Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

          Floating and Variable Rate Obligations. The Portfolios may purchase floating and variable rate obligations, including floating and variable rate municipal obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the 1940 Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S.

Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

          Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

          Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

          Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% in illiquid securities, including funding agreements.

          Repurchase Agreements. The Portfolios may invest in repurchase agreements. These agreements, which may be viewed as a type of secured lending by the Portfolios, typically involve the acquisition by the Portfolios of debt securities from a selling financial institution (such as a bank or broker-dealer), coupled with an agreement that the institution will repurchase the underlying security, at a specified price and at a fixed time in the future (or on demand). The underlying securities, which serve as collateral for the agreement, will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. The Portfolios will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

          While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures approved by the Trustees that are designed to minimize such risks. These procedures include affecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolios will seek to liquidate such collateral. However, the exercising of a Portfolio’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolios could suffer a loss. The Portfolios may invest in repurchase agreements backed by non-governmental collateral. Such collateral will be, at the time the repurchase agreement is entered into, rated investment grade. A Portfolio will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 10% of its net assets. A Portfolio’s investments in repurchase agreements may at times be substantial when, in the view of the Portfolio’s Investment Adviser, liquidity or other conditions warrant.

          Reverse Repurchase Agreements. The Portfolios may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by the Portfolios of portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Portfolio intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Portfolio will establish a segregated account with its Custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by a Portfolio and for purposes other than meeting redemptions may not exceed 5% of a Portfolio’s total assets.

          Private Placements. The Portfolios may invest in commercial paper issued in reliance on the so-called “private placement” exemption afforded by Section 4(2) of the Securities Act of 1933 (“Securities Act”) and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolios. If a restricted security is determined to be “liquid,” the security will not be included within the category “illiquid securities.”

          Put Options. Certain Portfolios may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a “put,” and the aggregate price which the Portfolio pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Portfolio to be fully invested in securities, the interest on which is exempt from Federal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund’s policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Portfolio shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Adviser revises their evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Adviser considers, among other things, the amount of cash available to the Portfolio, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Portfolio.

          The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Portfolio’s books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund’s policy is to enter into put transactions only with municipal securities dealers who are approved by the Fund’s Trustees. Each dealer will be approved on its own merits and it is the Fund’s general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the Financial Industry Regulatory Authority (“FINRA”) or members of a national securities exchange. The Trustees have directed the Adviser not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Adviser, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

          In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

          Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

          Variable Rate Master Demand Notes. These are obligations that permit a Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

          When-Issued Securities. Certain fixed income securities are purchased on a “when-issued” basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until a Portfolio receives payment or delivery from the other party to the transaction. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

          Yankee and Eurobond Obligations. Certain Portfolios may invest in Eurobond and Yankee obligations provided that such obligations are U.S. dollar-denominated. Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

          Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk and market risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. The Adviser, on behalf of a Portfolio, will perform the same credit analysis on Eurobond and Yankee obligations that it purchases as it does on domestic issues, and will seek to invest in obligations of issuers that have at least the same financial strength as the domestic issuers whose securities it purchases.

          Zero Coupons. Zero coupon bonds are fixed income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolios’ distributions of net investment income.

          Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero Coupon Treasury Bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities (“CATS”), Treasury Receipts (“TRS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Treasury Investment Growth Receipts (“TIGERS”).

          Leveraging. Each Portfolio may borrow money from a bank in an amount up to 33 1/3% of its respective total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). Each Portfolio will maintain asset coverage in accordance with the 1940 Act. Leveraging portfolio assets has speculative characteristics. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s portfolio securities.

INVESTMENT OBJECTIVES AND LIMITATIONS

          Fundamental Objectives/Limitations. Each Portfolio’s investment objective has been adopted as fundamental and the Portfolios are subject to the following restrictions which are also fundamental policies and may not be changed without the approval of the lesser of (1) at least 67% of the voting securities of the respective Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the respective Portfolio.

          As a matter of fundamental policy, each Portfolio will not change its investment objective and will not:

          (1) invest in physical commodities or contracts on physical commodities;

          (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

          (3) make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, (ii) by lending its portfolio securities, and (iii) by lending Portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;

          (4) with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

          (5) purchase any securities other than obligations of U.S. regulated banks or of the U.S. government, or its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, industrial development bonds, if immediately after such purchase, 25% or more of the value of the Portfolio’s total assets would be invested in the securities of issuers in the same industry; there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, to industrial development bonds where the users of the facilities financed by such bonds are in the same industry;

          (6) with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio’s total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

          (7) borrow money, except (i) each Portfolio may borrow money from a bank in an amount up to 5% of its total assets; (ii) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests which might otherwise require the untimely disposition of securities, and (iii) in connection with reverse repurchase agreements, provided that (i), (ii) and (iii) in combination do not exceed 33 ⅓% of the Portfolio’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

          (8) issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreements or reverse repurchase agreements; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) borrowing money as set forth above; or (d) lending portfolio securities; and

          (9) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of restricted securities).

          In addition, as a non-fundamental policy, each Portfolio may not invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder. Each Portfolio may invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objectives, policies and restrictions as the Portfolio.

          Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Portfolio’s assets will not be considered a violation of the restriction, and the sale of securities will not be required unless otherwise noted or required by law (such as limitations relating to borrowing or investments in illiquid securities).

DISCLOSURE OF PORTFOLIO HOLDINGS

          The Fund’s Board of Trustees and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the “Policy”). Pursuant to the Policy, the Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund’s and the Adviser’s fiduciary duties to Fund shareholders. The Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any affiliated person of the Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

          The Fund makes available on its public website complete and top ten portfolio holdings information as of the end of each month and the 15th day of each month, in each case at least seven calendar days after the period to which the information relates.

          The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

          All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

          The Fund also makes its complete portfolio holdings available on the password-protected part of its website every 15 days, at least 15 calendar days following the end of the period to which the information relates. In addition, prospective investors generally may obtain holdings information if they enter into an agreement or undertaking to keep the information confidential.

          The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

          The Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser or any affiliate of the Adviser (the “MSIM Funds”) on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

          Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

          The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

          The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

          The Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund’s portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the Fund, or owes a duty of trust or confidence to the Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee (the “PHRC”) or the Fund’s Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to the Fund’s Board of Trustees, or designated committee thereof, material information concerning the ongoing arrangements at each Board’s next regularly scheduled Board meeting. Categories or parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers, service providers and asset allocators.

          The Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time

Service Providers
RiskMetrics Group (proxy voting agent)(*)	Complete portfolio holdings	Daily basis	(2)
JP Morgan Chase Bank(*)	Complete portfolio holdings	As needed	(2)
Morgan Stanley Services Company Inc.(*)	Complete portfolio holdings	As needed	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Morningstar(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Consultants and Analysts
Americh Massena & Associates, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Bloomberg(**)	Complete portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Cambridge Associates(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
CTC Consulting, Incorporated(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively
Fund Evaluation Group(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Jeffrey Slocum & Associates(*)	Complete portfolio holdings(4)	Quarterly basis(5)	Approximately 10-12 days after quarter end
Hammond Associates(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hartland & Co.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hewitt Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Mercer Investment Consulting(*)	Complete portfolio holdings	As needed	(2)
Mobius(**)	Top ten portfolio holdings(3)	Monthly basis	At least 15 days after month end
Nelsons(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Prime, Buchholz & Associates, Inc.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
PSN(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Royal Bank of Canada(*)	Complete portfolio holdings	As needed	(2)
Russell Investment Group/Russell/	Top ten and complete portfolio	Monthly and quarterly basis,	At least 15 days after month
Mellon Analytical Services, Inc.(**)	holdings	respectively	end and at least 30 days after quarter end, respectively
SEI Trust Company(*)	Complete portfolio holdings	As needed	(2)
Stratford Advisory Group, Inc.(*)	Top ten portfolio holdings(6)	Quarterly basis(5)	Approximately 10-12 days
after quarter end
Thompson Financial(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Watershed Investment Consultants, Inc.(*)	Top ten and complete portfolio	Quarterly basis(5)	Approximately 10-12 days
	holdings		after quarter end
Yanni Partners(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Providers
Fact Set Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	One day

(*)	This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(**)	The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

(1)	Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)	Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)	Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

(4)	Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(5)	This information will also be provided upon request from time to time.

(6)	Complete portfolio holdings will also be provided upon request from time to time.

          In addition, persons who owe a duty of trust or confidence to the Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include, (i) the Fund’s independent registered public accounting firm (as of the Fund’s fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the Independent Trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis). Further, certain entities such as municipalities, which may not be authorized to enter into a non-disclosure agreement, may enter into an undertaking to keep any nonpublic holdings information confidential.

          All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund’s Board of Trustees (or designated committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Adviser shall report quarterly to the Board of Trustees (or a designated committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

          In no instance may the Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

          The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

          (a) The PHRC, which will consist of executive officers of the Fund and the Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

          (b) The PHRC will periodically review and have the authority to amend as necessary the Fund’s portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

          (c) The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of the Fund, the Adviser or the Distributor, on the other.

          (d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, and one member of the Fund’s Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

          (e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

PURCHASE OF SHARES

          The name of the Portfolio requested should be designated on the Account Registration Form. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by certain investors, including but not limited to (a) employees of the Adviser and its affiliates, and (b) other investors with whom the Adviser wishes to develop a relationship or whose investments are expected, over a reasonable period of time, to exceed the minimum initial investment requirement.

          The Portfolios declare dividends daily and, therefore, at the time of a purchase, must have funds immediately available for investment. As a result, you must pay for shares of each Portfolio with Federal Funds (monies credited to the Portfolio’s custodian by a Federal Reserve Bank).

          Investors purchasing and redeeming shares of the Portfolio through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary’s services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from financial intermediaries for the sale of Institutional Class Shares but does pay compensation in connection with other share classes.

          Neither Morgan Stanley Distribution, Inc., as distributor (the “Distributor”), nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

REDEMPTION OF SHARES

          The Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (“NYSE”) is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

          The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund’s prospectuses under “Valuation of Shares” and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

          No charge is made by the Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder’s cost depending on the market value of the securities held by the Portfolio.

TRANSACTIONS WITH BROKER/DEALERS

          The Fund has authorized certain brokers to receive on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker’s authorized designee, receives the order in proper form. In other words, orders will be priced at the net asset value next computed after such orders are received in proper form by an authorized broker or the broker’s authorized designee.

SHAREHOLDER SERVICES

Transfer of Shares

          Shareholders may transfer shares of the Portfolios to another person by written request to Shareholder Services at Morgan Stanley Institutional Liquidity Funds, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under “Redemption of Shares.” As in the case of redemptions, the written request must be received in good order before any transfer can be made.

VALUATION OF SHARES

          For the purpose of calculating each Portfolio’s NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price each Portfolio would receive if it sold the instrument.

          The use of amortized cost and the maintenance of each Portfolio’s per share NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating under Rule 2a-7, each Portfolio must maintain a dollar-weighted average Portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

          The Board has established procedures reasonably designed, taking into account current market conditions and each Portfolio’s investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.

          In the event of a deviation of over ½ of 1% between a Portfolio’s NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Board will also take any action they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. This action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital gains or losses, or utilizing a NAV not equal to $1.00 based upon available market quotations.

MANAGEMENT OF THE FUND

          Trustees and Officers. The Board of the Fund consists of 10 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP (the “Institutional Funds”) and certain of the funds advised by Morgan Stanley Investment Advisors Inc. (the “Retail Funds”). Nine Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser’s parent company, Morgan Stanley. These are the “non-interested” or “Independent” Trustees. The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

          Independent Trustees. The Independent Trustees of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2008) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley Investment Advisors Inc.).

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee

Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (through November 2008); retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.

				168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				170	Director of various business organizations.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee

Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

W. Allen Reed (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JP Morgan Funds complex managed by JP Morgan Investment Management Inc.

          The Trustee who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee (as of December 31, 2008) and the other directorships, if any, held by the Interested Trustee, are shown below.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee

James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008

President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company, Inc. (since September 2008). President of the Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of the Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008

Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Advisors Inc. and the Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Advisors Inc. and the Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004

Managing Director of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004

Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

James Garrett (40) 522 Fifth Avenue New York, NY 10036	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003	Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds.

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

          For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser, Morgan Stanley Investment Advisors Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2008, is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (as of December 31, 2008)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 31, 2008)

Independent:
Frank L. Bowman(1)	over $100,000(2)	over $100,000
Michael Bozic	None	over $100,000
Kathleen A. Dennis	None	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	over $100,000(3)	over $100,000
Michael F. Klein	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed	$1-$10,000(2)	over $100,000
Fergus Reid(1)	$1-$10,000(3)	over $100,000

Interested:
James F. Higgins	None	over $100,000

(1)

Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan.

(2)	Prime Portfolio

(3)	Money Market Portfolio

          As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

          As of February 25, 2009, the Trustees and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.

          Independent Trustees and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Institutional Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds’ Boards, such individuals may reject other attractive assignments because the Institutional Funds make substantial demands on their time. The Board has four committees: (1) Audit Committee, (2) Governance Committee, (3) Insurance, Valuation and Compliance Committee and (4) Investment Committee. Three of the Independent Trustees serve as members of the Audit Committee, three Independent Trustees serve as members of the Governance Committee, four Trustees, including three Independent Trustees, serve as members of the Insurance, Valuation and Compliance Committee and all of the Trustees serve as members of the Investment Committee.

          The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

          The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund’s independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm’s duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund’s system of internal controls; and preparing and submitting committee meeting minutes to the full Board. The Fund has adopted a formal, written Audit Committee Charter.

          The members of the Audit Committee of the Fund are Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Fund’s Audit Committee is an “interested person,” as defined under the 1940 Act, of the Fund (with such disinterested Trustees being “Independent Trustees” or individually, “Independent Trustee”). Each Independent Trustee is also “independent” from the Fund under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

          The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund’s Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund’s Independent Trustees as candidates for election as Independent Trustees, advises the Fund’s Board with respect to Board composition, procedures and committees, develops and recommends to the Fund’s Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund’s Board of Trustees and any Board committees and oversees periodic evaluations of the Fund’s Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis, Michael F. Klein and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Governance Committee is Fergus Reid.

          The Fund does not have a separate nominating committee. While the Fund’s Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each Independent Trustee (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for the Fund. Persons recommended by the Fund’s Governance Committee as candidates for nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board’s ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund’s Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption “Shareholder Communications.”

          The Board formed an Insurance, Valuation and Compliance Committee to review the valuation process, address insurance coverage and oversee the compliance function for the Fund and the Board. The Insurance, Valuation and Compliance Committee consists of Frank L. Bowman, Michael Bozic, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Trustees. The Chairperson of the Insurance, Valuation and Compliance Committee is Michael Bozic. The Insurance, Valuation and Compliance

Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

          The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund’s Investment Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid. The Chairperson of the Investment Committee is Manuel H. Johnson.

          The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds’ primary areas of investment, namely equities, fixed-income and alternatives. The SubCommittees and their members are as follows:

(1)	Equity — W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

(2)	Fixed Income — Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)	Money Market and Alternatives — Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

                    During the Fund’s fiscal year ended October 31, 2008, the Board of Trustees held the following meetings:

Board of Trustees	9 meetings

Committee/SubCommittee:	Number of meetings:
Audit Committee	4
Governance Committee	4
Insurance, Valuation and Compliance Committee	4
Insurance Sub-Committee	2
Investment Committee	5
Equity Sub-Committee	6
Fixed Income Sub-Committee	7
Money Market and Alternatives Sub-Committee	5

          Advantages of Having Same Individuals as Trustees for the Retail Funds and Institutional Funds. The Independent Trustees and the Funds’ management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the funds’ service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

          Trustee and Officer Indemnification. The Fund’s Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

          Shareholder Communications. Shareholders may send communications to the Fund’s Board of Trustees. Shareholders should send communications intended for the Fund’s Board by addressing the communications directly to that Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund’s office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

Compensation

          Each Trustee (except for the Chairperson of the Boards) receives an annual retainer fee of $200,000 for serving the Retail Funds and the Institutional Funds. The Chairperson of the Audit Committee receives an additional annual retainer fee of $75,000 and the Investment Committee Chairperson receives an additional annual retainer fee of $60,000. Other Committee Chairpersons receive an additional annual retainer fee of $30,000 and the Sub-Committee Chairpersons receive an additional annual retainer fee of $15,000. The aggregate compensation paid to each Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $400,000 for his services as Chairperson of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

          The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Adviser receive no compensation or expense reimbursement from the Fund for their services as Trustee.

          Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the “DC Plan”), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

          Prior to April 1, 2004, the Fund maintained a similar unfunded Deferred Compensation Plan (the “Prior DC Plan”), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

          The following table shows aggregate compensation payable to each of the Fund’s Trustees from the Fund for the fiscal year ended October 31, 2008 and the aggregate compensation payable to each of the funds’ Trustees by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2008.

COMPENSATION(1)

Name of Independent Trustee:	Aggregate Compensation From the Fund(2)	Total Compensation From Fund and Fund Complex Paid to Trustee(3)

Frank L. Bowman	$82,927	$215,000
Michael Bozic	85,700	230,000
Kathleen A. Dennis	81,195	215,000
Manuel H. Johnson	96,878	260,000
Joseph J. Kearns	103,318	286,250
Michael F. Klein	81,195	215,000
Michael E. Nugent	149,026	400,000
W. Allen Reed	82,927	215,000
Fergus Reid	85,700	241,250

Name of Interested Trustee:

James F. Higgins	74,529	200,000

(1)	Includes all amounts paid for serving as Trustee of the Funds, as well as serving as Chairperson of the Funds or a Committee or SubCommittee of the Funds.

(2)

The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund’s fiscal year. The following Trustees deferred compensation from the Fund during the fiscal year ended October 31, 2008: Mr. Bowman, $82,927; Mr. Kearns, $52,088; and Mr. Reed, $82,927.

(3)

The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2008 before deferral by the Trustee under the DC Plan. As of December 31, 2008, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Bowman, Kearns, Reed and Reid pursuant to the deferred compensation plans was $397,110, $761,543, $332,876 and $474,242, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

          Prior to December 31, 2003, 49 of the Retail Funds (the “Adopting Funds”) had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an “Eligible Trustee”) would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee’s retirement as shown in the table below.

          The following table illustrates the retirement benefits accrued to the Fund’s Independent Trustees by the Adopting Funds for the calendar year ended December 31, 2008, and the estimated retirement benefits for the Independent Trustees from the Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

Name of Independent Trustee	Retirement Benefits Accrued as Fund Expenses By All Adopting Funds	Estimated Annual Benefits Upon Retirement(1) From All Adopting Funds

Michael Bozic	$17,198	$45,874
Manuel H. Johnson	18,179	67,179
Michael E. Nugent	3,512	60,077

(1)	Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee’s life.

INVESTMENT ADVISER

          The Adviser to the Fund, Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, is a wholly owned subsidiary of Morgan Stanley, a preeminent global financial securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of November 30, 2008, the Adviser, together with its affiliated asset management companies, had approximately $393.2 billion in assets under management or supervision.

          Under the Investment Advisory Agreement (the “Agreement”) with the Fund, the Adviser, subject to the control and supervision of the Fund’s Board and in conformance with the stated investment objectives and policies of the Portfolios, manages the investment and reinvestment of the assets of the Portfolios.

          As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for each Portfolio and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio’s daily net assets.

          The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb or reimburse certain expenses to the extent necessary so that total annual operating expenses of each Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class will not exceed 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.70% and 0.50% of their average daily net assets, respectively. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from annual operating expenses certain investment related expenses, such as interest expense on borrowing. If these expenses were included, each Portfolio’s total annual portfolio operating expenses after voluntary fee waivers and/or reimbursements would exceed the percentage limits stated above. These fee waivers and expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice. For the fiscal years ended October 31, 2006, 2007 and 2008, the Fund paid the following advisory fees:

	Advisory Fees Paid						Advisory Fees Waived

Portfolio	2006 (000)		2007 (000)		2008 (000)		2006 (000)		2007 (000)		2008 (000)

Money Market Portfolio	$928		$4,980		$7,615		$5,032		$8,143		$10,366
Prime Portfolio	9,493		16,702		17,383		15,604		24,164		22,822
Government Portfolio	833		2,205		10,024		4,259		4,511		11,027
Government Securities Portfolio	—	*	—	*	58		—	*	—	*	220
Treasury Portfolio	—	**	—	**	6,197		61		1,030		6,515
Treasury Securities Portfolio	—	*	—	*	—	**	—	*	—	*	20
Tax-Exempt Portfolio	136		507		2,525		1,153		2,166		3,749

*	Not in operation during period.

**	Advisory fees waived during period.

          The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

          The Agreement continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Fund’s Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Portfolio. If the holders of the Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by the Portfolio without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days’ written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon ninety (90) days’ written notice to the Fund.

Proxy Voting Policy and Proxy Voting Record

          The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to Morgan Stanley Investment Management and its advisory affiliates (“MSIM”).

          A copy of MSIM’s Proxy Voting Policy (“Proxy Policy”) is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Fund’s most recent proxy voting record for the 12-month period ended June 30, filed with the SEC are available without charge on our web site at www.morganstanley.com/msim. The Fund’s proxy voting record is also available without charge on the SEC’s web site at www.sec.gov.

Approval of the Investment Advisory Agreement

          A discussion regarding the basis for the Board of Trustees’ approval of the Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2008.

PRINCIPAL UNDERWRITER

          Morgan Stanley Distribution, Inc. (the “Distributor”) serves as the Fund’s distributor. The principal business address of the Distributor is 100 Front Street, Suite 400, West Conshohocken, Pennsylvania 19428. The Distributor is a wholly owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

          The Distributor distributes the shares of the Fund pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund’s shares.

          The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund’s Board, including a majority of those Trustees who are parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

          Stefanie V. Chang Yu, an Officer of the Fund, also serves as a director or officer of the Distributor.

SERVICE AND DISTRIBUTION OF SHARES

Administration Plans

          The Fund has entered into an Administration Plan with respect to its Service Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Service Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee of 0.05% of each Portfolio’s average daily net assets of Service Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for providing the following services: processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; receiving and transmitting funds representing the purchase price or redemption proceeds of such shares; and forwarding shareholder communications such as prospectus updates, proxies and shareholder reports.

          For the fiscal year ended October 31, 2008, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Service Class paid $24,055, $100,893, $447,726, $32, $31,162, $0 and $162, respectively, to compensate the Distributor pursuant to the Service Class Administration Plan.

          For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Service Class paid $166,459, $548,992, $183,743, $51 and $51, respectively, to compensate the Distributor pursuant to the Service Class Administration Plan. For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Service Class paid $143, $24,136, $228, $51 and $51, respectively, to compensate the Distributor pursuant to the Service Class Administration Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

          The Fund also has entered into an Administration Plan with respect to its Investor Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Investor Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee of 0.10% of each Portfolio’s average daily net assets of Investor Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for making available the following services: (a) acting, or arranging for another party to act, as recordholder and nominee of all shares of such class beneficially owned by shareholders of the Fund; (b) providing sub-accounting with respect to shares of such class of a Portfolio beneficially owned by shareholders or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to shares of such class owned by each shareholder; (c) processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; (d) providing periodic statements to each shareholder showing account balances and transactions during the relevant period and (e) processing dividend payments.

          For the fiscal year ended October 31, 2008, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Investor Class paid $1,214, $56,113, $157,980, $1,264 $1,319, $0, and $15,679, respectively, to compensate the Distributor pursuant to the Investor Class Administration Plan.

          For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Investor Class paid $556, $36,781, $217,348, $144 and $6,798, respectively, to compensate the Distributor pursuant to the Investor Class Administration Plan. For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Investor Class paid $171, $13,230, $348,863, $99 and $259, respectively, to compensate the Distributor pursuant to the Investor Class Administration Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

          The Fund has entered into an Administration Plan with respect to its Administrative Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Administrative Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee which shall not exceed during any one year 0.15% of the average daily net assets of Administrative Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Administrative Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Administrative Class Shares will be assessed for making available the following shareholder administration services: (f) receiving, tabulating and transmitting proxies; (g) responding to shareholder inquiries relating to such class of shares or these services; and (h) providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the service organization to an account management system; (ii) providing software that aggregates a shareholder’s orders and establishes an order to purchase or redeem shares of a Portfolio based on established target levels for the shareholder’s demand deposit accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by the Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

          For the fiscal year ended October 31, 2008, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Administrative Class paid $12,630, $10,090, $158,042, $93, $63,405, $0 and $150, respectively, to compensate the Distributor pursuant to the Administrative Class Administration Plan.

          For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Administrative Class paid $19,516, $10,188, $55,937, $6,509 and $150, respectively, to compensate the Distributor pursuant to the Administrative Class Administration Plan. For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Administrative Class paid $150, $150, $49,544, $150 and $150, respectively, to compensate the Distributor pursuant to the Administrative Class Administration Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

          Service Organizations include institutions that (i) act directly or indirectly as nominees and recordholders of shares of each class for their respective customers who are or may become beneficial owners of such shares; (ii) provide services to other Service Organizations intended to facilitate or improve a Service Organization’s services to shareholders of the Fund with respect to the Portfolios; and/or (iii) perform certain account administration services with respect to the shareholders pursuant to agreements between the Fund, on behalf of the respective class of each Portfolio, and such Service Organizations.

Service and Shareholder Administration Plan

          The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Advisory Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Advisory Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Advisory Class Shares will be assessed for providing some or all of the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available some or all of the following shareholder services: (i) providing facilities to answer inquiries and respond to correspondence with shareholders of the Fund and other investors about the status of their accounts or about other aspects of the Fund or the applicable Portfolio; (j) acting as liaison between shareholders and the Fund, including obtaining information from the Fund and assisting the Fund in correcting errors and resolving problems; (k) assisting shareholders of the Fund in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization; and (l) displaying and making prospectuses available to existing shareholders on the Service Organization’s premises.

          For the fiscal year ended October 31, 2008, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios paid $118,589, $1,384,841, $947,529, $154, $380,422, $0 and $62,624, respectively, to compensate the Distributor pursuant to the Service and Shareholder Administration Plan.

          For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $100,947, $732,725, $512,133, $299,619 and $55,202, respectively, to compensate the Distributor pursuant to the Service and Shareholder Administration Plan. For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $21,907, $145,311, $379,428, $74,102 and $44,942, respectively, to compensate the Distributor pursuant to the Service and Shareholder Administration Plan. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

Shareholder Service Plan

          The Fund has entered into a Shareholder Service Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations (defined above) for providing personal and account maintenance services and administrative services to shareholders. Under the Plan, the Fund, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Such service fee is assessed as follows: an initial 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available some or all of the services listed in (i) through (l) above.

          For the fiscal year ended October 31, 2008, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios paid $471, $73,470, $251, $155, $576, $0 and $52,790, respectively, to compensate the Distributor pursuant to the Participant Class Shareholder Service Plan.

          For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $393, $1,403, $250, $1,080 and $9,639, respectively, to compensate the Distributor pursuant to the Participant Class Shareholder Service Plan. For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $393, $251, $267, $386 and $251, respectively, to compensate the Distributor pursuant to the Shareholder Service Plan. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

          The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall be assessed at an annual rate of 0.05% of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Share Class.

          For the fiscal year ended October 31, 2008, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios paid $117,672, $587, $143, $2,346, $55,468, $4 and $729,705, respectively, to compensate the Distributor pursuant to the Cash Management Class Shareholder Service Plan.

          For the fiscal year ended October 31, 2007, the Money Market, Treasury and Tax-Exempt Portfolios paid $105,155, $3,403 and $150,401, respectively, to compensate the Distributor pursuant to the Cash Management Class Shareholder Service Plan. For the fiscal year ended October 31, 2006, the Money Market, Treasury and Tax-Exempt Portfolios paid $11,209, $26 and $9,108, respectively, to compensate the Distributor pursuant to the Cash Management Class Shareholder Service Plan.

Distribution Plan

          The Fund has also entered into a Distribution Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services.

Under the Plan, the Fund, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% (which is assessed annually) of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Prior to an amendment approved by the Board effective February 6, 2006, the distribution fee was 0.15%. Distribution related services for which the Distributor or a Service Organization may be compensated include any activities or expenses primarily intended to result in the sale of Participant Class shares, including, but not limited to: distribution of sales literature and advertising materials; and compensation to broker/dealers who sell Participant Class shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer to shareholders in connection with the sale of Participant Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell shares. The Fund, on behalf of the Participant Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

          For the fiscal year ended October 31, 2008, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Participant Class paid $471, $73,470, $251, $155, $576, $0 and $52,790, respectively, to compensate the Distributor pursuant to the Participant Class Distribution Plan.

          For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Participant Class paid $393, $1,403, $250, $1,080 and $9,639, respectively, to compensate the Distributor pursuant to the Participant Class Distribution Plan. For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Participant Class paid $359, $217, $228, $352 and $217, respectively, to compensate the Distributor pursuant to the Participant Class Distribution Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

          Finally, the Fund has entered into a Distribution Plan with respect to its Cash Management Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% (which is assessed annually) of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period. Prior to an amendment approved by the Board effective April 25, 2006, the 12b-1 distribution fee was 0.05%. Distribution related services for which the Distributor may be compensated include any activities or expenses primarily intended to result in the sale of Cash Management Class Shares including, but not limited to, printing and distribution of sales literature and advertising materials, and compensation to broker/dealers who sell Cash Management Class Shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer in connection with the sale of Cash Management Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell Shares. The Fund, on behalf of the Cash Management Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

          For the fiscal year ended October 31, 2008, the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios of the Cash Management Class paid $588,361, $2,937, $715, $11,729, $277,339, $20, and $3,648,527, respectively, to compensate the Distributor pursuant to the Cash Management Class Distribution Plan.

          For the fiscal year ended October 31, 2007, the Money Market, Treasury and Tax-Exempt Portfolios of the Cash Management Class paid $525,775, $17,017 and $752,003, respectively, to compensate the Distributor pursuant to the Cash Management Class Distribution Plan. For the fiscal year ended October 31, 2006, the Money

Market, Treasury and Tax-Exempt Portfolios of the Cash Management Class paid $56,068, $155 and $45,564, respectively, to compensate the Distributor pursuant to the Cash Management Class Distribution Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

          Continuance of each Plan must be approved annually by a majority of the Trustees of the Fund and the Trustees who are not “interested persons” of the Fund within the meaning of the 1940 Act. The Plans require that quarterly written reports of amounts spent under each respective Plan and the purposes of such expenditures be furnished to and review by Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder by each class without approval by a majority of the outstanding shares of each respective class. All material amendments of the Plans will require approval by a majority of the Trustees of the Fund and of the Trustees who are not “interested persons” of the Fund.

Revenue Sharing

          The Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to certain affiliated entities of the Adviser and the Distributor (“Affiliated Entities”) and to certain unaffiliated brokers, dealers, and other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans (“Intermediaries”) in connection with the sale, distribution, marketing and retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Affiliated Entities and other Intermediaries for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Affiliated Entity or other Intermediary, granting the Distributor access to the Affiliated Entity’s or Intermediary’s financial advisors and consultants, providing assistance in the ongoing education and training of the Affiliated Entity’s or Intermediary’s financial personnel, furnishing marketing support, maintaining share balances, and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Affiliated Entity’s or Intermediary’s customers (which could include current or aged assets of the Portfolios), a Portfolio’s advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments may be different for different Affiliated Entities and Intermediaries.

          With respect to the Affiliated Entities and other Intermediaries, these payments, which are paid in accordance with the applicable compensation structure, currently include an ongoing annual fee in an amount ranging from 0.03% to 0.10% of the total average monthly net asset value of shares of the Portfolios held in the applicable accounts.

          The prospect of receiving, or the receipt of, additional compensation, as described above, by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such Intermediaries, and/or their financial advisers or other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which an Affiliated Entity or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that a Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by an Affiliated Entity or Intermediary as to its compensation.

FUND ADMINISTRATION

          The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Trustees of the Fund and include day-to-day administration of matters related to the corporate existence of the

Fund, maintenance of records, preparation of reports, supervision of the Fund’s arrangements with its custodian, and assistance in the preparation of the Fund’s registration statement under federal laws. The Administration Agreement also provides that the Adviser, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.05% of the average daily net assets of each Portfolio. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.

          Sub-Administrator. Under an agreement between the Adviser and J.P. Morgan Investor Services Co. (“J.P. Morgan”), J.P. Morgan, a corporate affiliate of J.P. Morgan Chase Bank, provides certain administrative services to the Fund. The Adviser supervises and monitors the administrative services provided by J.P. Morgan. Their services are also subject to the supervision of the officers and Board of Trustees of the Fund.

          For the fiscal years ended October 31, 2006, 2007 and 2008, the Fund paid the following administrative fees (no administrative fees were waived):

	Administrative Fees Paid(1)

Portfolio	2006 (000)		2007 (000)		2008 (000)

Money Market Portfolio	$1,997		$4,382		$6,006
Prime Portfolio	8,417		13,649		13,424
Government Portfolio	1,707		2,249		7,032
Government Securities Portfolio		*		*	93
Treasury Portfolio	20		347		4,247
Treasury Securities Portfolio		*		*	7
Tax-Exempt Portfolio	433		892		2,099

(1)	The figures in this table do not include certain out-of-pocket expenses of the Administrator that were reimbursed by the Fund.

*	Not operational during the period.

OTHER SERVICE PROVIDERS

          Custodian. J.P. Morgan Chase & Co., located at 3 Chase MetroTech Center, Brooklyn, NY 11245, serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

          Transfer and Dividend Disbursing Agent. Morgan Stanley Services Company Inc. (“Morgan Stanley Services”), P.O. Box 219804, Kansas City, MO 64121-9804, serves as the Fund’s Transfer Agent and Dividend Disbursing Agent.

          Independent Registered Public Accounting Firm. Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116-5072, serves as independent registered public accounting firm for the Fund and audits the annual financial statements of the Portfolios of the Fund.

          Fund Counsel. Clifford Chance US LLP, located at 31 West 52nd Street, New York, NY 10019, acts as the Fund’s legal counsel.

BROKERAGE TRANSACTIONS

Portfolio Transactions

          The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for each Portfolio and any other portfolios the Fund may establish. In so doing, the Adviser will consider all matters it deems relevant, including the following: the Adviser’s knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser’s knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

          In seeking to implement the Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolios and any other portfolios the Fund may establish or the Adviser.

          The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

          The Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

          The Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and any other portfolios the Fund may establish and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

          As a wholly owned subsidiary of Morgan Stanley, the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the “Affiliated Brokers”). The Adviser may, in the exercise of its discretion under its investment advisory agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers.

GENERAL INFORMATION

Fund History

          Morgan Stanley Institutional Liquidity Funds is an open-end, management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated February 13, 2003 and amended as of July 25, 2005.

Description of Shares and Voting Rights

          The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Portfolio are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. The Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class bear expenses related to compensating service organizations who provide personal and account maintenance services and administrative services to shareholders and distribution related services to the Fund, as the case may be (see, “Service and Distribution of Shares”).

          The Fund’s Declaration of Trust permits the Trustees to authorize the creation of additional portfolios of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any portfolio. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the Prospectuses.

          The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

          Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund’s property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund’s assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to the Fund’s shareholders of personal liability is remote.

          The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

Dividends and Distributions

          The Fund’s policy is to distribute substantially all of the Portfolios’ net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

          Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically reinvested in additional shares of the Portfolios at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing that either the income option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the cash option (both income dividends and capital gain distributions in cash) has been elected. It may take up to three business days to effect this change. An account statement is sent to shareholders whenever a dividend or distribution is paid.

          The Portfolios and any other portfolios which the Fund may establish from time to time are treated as separate entities (and hence, as separate “regulated investment companies”) for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

          Special Considerations for the Portfolio. The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholders activity for the Portfolios. Actual income, expenses and shareholders activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.

          Shareholders of record are those shareholders who have submitted a purchase order prior to the following times for each Portfolio and who have submitted payment for their shares prior to the close of Fed wire that day: for the Money Market Portfolio, Prime Portfolio, Government Portfolio and Treasury Portfolio — 5.00 p.m. Eastern Time; for the Government Securities Portfolio and Treasury Securities Portfolio — 3:00 p.m. Eastern Time; and for the Tax-Exempt Portfolio — 2:00 p.m. Eastern Time. Shareholders who redeem prior to such respective times are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Portfolio was open for business. Net realized short-term capital gains, if any, of the Portfolios will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Portfolios do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.

TAX CONSIDERATIONS

          The Portfolios and any other portfolios which the Fund may establish from time to time each is or will be treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.

          The Portfolios intend to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, the Portfolios expect to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gain net income for the one-year period ending October 31st of that year, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

          In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income including, but not limited to, dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. In addition, (i) the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net tax-exempt interest income and 90% of its investment company taxable income; and (ii) at the close of each quarter of the Portfolio’s taxable year, the Portfolio must diversify its assets, including a requirement that (a) at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and such other securities with limitations, and (b) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in the same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers. Net income derived from an interest in a “qualified publicly traded partnership,” as defined in the Code, will be treated as qualifying income. If a Portfolio fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Portfolio’s current and accumulated earnings and profits.

          Each Portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes. Such distributions will be combined with distributions of capital gains realized on the Portfolio’s other investments and shareholders will be advised of the nature of the payments.

          The Fund may be required to withhold U.S. federal income tax at the rate of 28% (as of the date of this SAI) of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this backup withholding requirement, you must certify on your Account Registration Form that your social security number or taxpayer identification number is correct, and that you are not subject to backup withholding.

          Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. With respect to taxable years of regulated investment companies beginning before January 1, 2010, dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder.

          Although income received on direct U.S. Government obligations is taxable at the federal level, when received by a shareholder such income may be exempt from state tax, depending on the state. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax-exempt in their particular states. Income of a Portfolio received on municipal obligations is normally exempt from federal income tax. The income from some municipal securities is subject to the federal alternative minimum tax and is included in the adjusted current earnings of a corporation under the federal corporate alternative minimum tax.

          Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if held for twelve months or less. Under current law, the maximum rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital would return to 20% in 2011. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares.

          Gain or loss on the sale or redemption of shares of a Portfolio is measured by the difference between the amount of cash received (or the fair market value of any property received) and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances, a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

          Exchanges of shares of a Portfolio for shares of another Portfolio are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Portfolio, followed by the purchase of shares in the second Portfolio. If a shareholder realizes a loss on the redemption or exchange of a Portfolio’s shares and receives securities that are considered substantially identical to that Portfolio’s shares or reinvests in that Portfolio’s shares within 30 days before or after the redemption or exchange, the transactions may be subject to the “wash sale” rules resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct capital losses may be subject to other limitations under the Code.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          As of February 2, 2009, the following represents persons or entities that own of record or beneficially, more than 5% of the shares of any Class of the following Portfolio’s outstanding shares:

ADMINISTRATIVE CLASS

Portfolio	Name and Address	Number of Shares	% of Class

Government	The Bank of New York as Trustee	23,697,511	16.74%
	to the Bergen County Utilities Authority
	Construction Fund
	385 Rifle Camp Rd 3rd Fl
	West Paterson, NJ 07424
Government	The Bank of New York as Trustee	22,035,679	15.57%
	to the Camden County Municipal Utilities
	Authority Special Reserve Fund
	385 Rifle Camp Rd 3rd Fl
	West Paterson, NJ 07424
Government	The Board of Education of the Township	20,804,957	14.70%
	of Nutley in the County of Essex
	315 Franklin Ave
	Nutley, NJ 07110
Government	The Bank of New York as Trustee	15,489,182	10.94%
	to the Bergen County Utilities Authority
	Debt Service Reserve Fund
	385 Rifle Camp Rd 3rd Fl
	West Paterson, NJ 07424
Government	Burlington County Bridge Commission	15,057,854	10.64%
	Operating Investment Account
	1300 Route 73 North
	PO Box 6
	Palmyra, NJ 08065
Government	The Bank of New York as Trustee to the	12,036,080	8.50%
	Camden County Municipal Utility
	Debt Service Reserve Account 048871
	385 Rifle Camp Rd 3rd Fl
	West Patterson, NJ 07424
Government	Lockton Management LLC	10,272,541	7.26%
	Central Treasury
	444 West 47th St Ste 900
	Kansas City, MO 64112
Government	The Bank of New York as Trustee	7,805,269	5.51%
	to the Camden County Municipal Utilities
	Authority Special Reserve Fund
	385 Rifle Camp Rd 3rd Fl
	West Paterson, NJ 07424
Government Securities	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428

Portfolio	Name and Address	Number of Shares	% of Class

Money Market	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428
Prime	Morgan Stanley Investment Management	100,000	50.17%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428
Prime	The Bank of New York Trust Co as Trustee	99,317	49.83%
	for Harrisburg Park Authority Granted
	525 William Penn Place 7th Fl
	Pittsburgh, PA 15259
Tax-Exempt	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428
Treasury	The Bank of New York Trust as Trustee	35,564,935	37.11%
	to the Medical College of Georgia
	Construction Fund
	900 Ashwood Pkwy Ste 425
	Atlanta, GA 30338
Treasury	The Bank of New York as Trustee	28,399,082	29.63%
	to the Medical College of Georgia
	Construction Fund
	900 Ashwood Pkwy Ste 425
	Atlanta, GA 30338
Treasury	JBG Investment Fund V LLC	19,516,669	20.37%
	4445 Willard Ave Ste 400
	Chevy Chase, MD 20815
Treasury	JBG Investment Fund IV LLC	12,352,278	12.89%
	4445 Willard Ave Ste 400
	Chevy Chase, MD 20815
Treasury Securities	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428

ADVISORY CLASS

Portfolio	Name and Address	Number of Shares	% of Class

Government	Amalgamated Bank of Chicago	218,574,114	59.25%
	One West Monroe 3rd Fl
	Chicago, IL 60603
Government	Hare & Co	79,927,750	21.67%
	STIF Dept
	111 Sanders Creek Pkwy
	East Syracuse, NY 13057
Government	Manufacturers and Traders Trust as Trustee	19,248,974	5.22%
	for the Reading Area Water Authority
	2007 Construction Fund
	213 Market St 2nd Fl
	Harrisburg, PA 17101

Portfolio	Name and Address	Number of Shares	% of Class

Government Securities	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428
Money Market	Amalgamated Bank of Chicago	1,921,213	80.52%
	One West Monroe 3rd Fl
	Chicago, IL 60603
Money Market	Reid D Scofield	325,259	13.63%
	11712 Canterbury
	Leawood, KS 66211
Prime	Midland Loan Services Inc	41,759,184	28.16%
	10851 Mastin St Ste 300
	Overland Park, KS 66210
Prime	Citibank N.A.	32,982,102	22.24%
	FBO Florida East Coast Industries Inc
	111 Wall St 15th Fl
	New York, NY 10005
Prime	Amalgamated Bank of Chicago	21,296,962	14.36%
	One West Monroe 3rd Fl
	Chicago, IL 60603
Prime	Citibank N.A. as Securities Intermediary	15,904,402	10.73%
	for CitiFinancial Auto Insurance Trust
	2007-2 Reserve Account
	111 Wall Street 15th Fl
	New York, NY 10005
Prime	SEI Trust Co	12,464,628	8.41%
	FBO Morgan Stanley Stable Value Fund
	One Freedom Valley Dr
	Oaks, PA 19456
Prime	Citibank N.A. as Securities Intermediary	11,006,331	7.42%
	for CitiFinancial Auto Insurance Trust
	2007-1 Reserve Account
	111 Wall Street 15th Fl
	New York, NY 10005
Tax-Exempt	Midland Loan Services Inc	3,765,329	90.79%
	As Agent for PNC Arcs LLC
	10851 Mastin St Ste 300
	Overland Park, KS 66210
Treasury	Amalgamated Bank of Chicago	46,889,099	38.72%
	One West Monroe 3rd Fl
	Chicago, IL 60603
Treasury	Carolina First Bank as Custodian	43,772,332	36.11%
	for SDGC Series C Bonds Account
	1501 Main St 3rd Fl
	Columbia, SC 29201
Treasury	The Bank of New York as Trustee	12,381,735	10.23%
	for Mission Health Inc
	10161 Centurion Parkway
	Jacksonville, FL 32256
Treasury	Deciphera Money Market	7,273,292	6.01%
	4950 Research Park Way
	Lawrence, KS 66047

Portfolio	Name and Address	Number of Shares	% of Class

Treasury Securities	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428-2800

CASH MANAGEMENT CLASS

Portfolio	Name and Address	Number of Shares	% of Class

Government	Morgan Stanley & Co Inc	3,611,670	39.15%
	FBO NYC Education 42nd St Ste 8
	110 William St 4th Fl
	New York, NY 10038
Government	Morgan Stanley & Co Inc	3,287,156	35.63%
	FBO H Rodney Sharp III Trustee
	110 William St
	PO Box 3779
	Greenville, DE 19807
Government	Morgan Stanley & Co Inc	2,227,341	24.14%
	FBO Charles A Smith
	10221 Askins Rd
	Richwood, OH 43344
Government Securities	Bernard J Lacroute Trustee	4,143,305	9.16%
	for Bernard J Lacroute Revocable Trust
	19143 North East Laughlin Rd
	Yamhill, OR 97148
Government Securities	Allen Chao	3,305,998	7.31%
	C/O Newport Healthcare Advisors LLC
	2030 Main St Ste 5A
	Irvine, CA 92614
Government Securities	Louis S Wang Trustee	2,997,188	6.62%
	Carol K Wang Trust
	PO Box 5296
	Irvine, CA 92616
Government Securities	Louis S Wang Trustee	2,997,186	6.62%
	Grace L Wang Trust
	PO Box 5296
	Irvine, CA 92616
Government Securities	Louis S Wang Trustee	2,996,605	6.62%
	Brian J Wang Trust
	PO Box 5296
	Irvine, CA 92616
Government Securities	Morgan Stanley & Co Inc	2,813,429	6.22%
	FBO Cheyenne River Sioux Tribe
	PO Box 590
	Eagle Butte, SD 57625
Money Market	Douglas George Smith	11,492,111	5.31%
	6200 Brookside Drive
	Chevy Chase, MD 20815
Prime	Morgan Stanley & Co Inc	4,018,111	58.94%
	FBO Velar Construction Corp
	PO Box 170910
	Hialeah, FL 33017

Portfolio	Name and Address	Number of Shares	% of Class

Prime	Morgan Stanley & Co Inc	1,209,361	17.74%
	C/O Daniel Travelle
	4015 E Mission Ln
	Phoenix, AZ 85028
Prime	Morgan Stanley & Co Inc	762,874	11.19%
	FBO The Travelle Limited Partnership
	4015 E Mission Ln
	Phoenix, AZ 85028
Prime	Morgan Stanley & Co Inc	752,836	11.04%
	FBO DS Travelle & NJ Travelle Trustee
	for the Travelle Family Trust
	4015 E Mission Ln
	Phoenix, AZ 85028
Treasury	Brady L Rackley III	44,279,794	10.81%
	PO Box 966
	Commerce, GA 30529
Treasury Securities	Morgan Stanley & Co Inc	6,806,062	9.15%
	FBO Joseph E Kasputys
	1000 Winter St
	Waltham, MA 02451
Treasury Securities	Morgan Stanley & Co Inc	5,000,056	6.72%
	FBO Paul S Meringoff Trustee
	Meringoff Children Trust
	PO Box 175
	Old Westbury, NY 11568
Treasury Securities	Brady L Rackley III	4,200,715	5.65%
	PO Box 966
	Commerce, GA 30529
Treasury Securities	Morgan Stanley & Co Inc	3,772,359	5.07%
	FBO Construction Systems Inc.
	7064 County Rd 6
	Maple Plain, MN 55359

	INSTITUTIONAL CLASS

Portfolio	Name and Address	Number of Shares	% of Class

Government	Hare & Co	1,809,370,828	12.39%
	STIF Dept
	111 Sanders Creek Pkwy
	East Syracuse, NY 13057
Government	Stable Investment Corp	1,508,418,770	10.33%
	No. 1 North Chaoyangmen
	Dongcheng District
	Beijing, 100010 China
Government	Elf Special Financing Ltd	750,000,000	5.14%
	C/O Lasalle Bank N/A
	540 W Madison Ste 1833
	Chicago, IL 60661

Portfolio	Name and Address	Number of Shares	% of Class

Government Securities	Morgan Stanley & Co Inc	120,044,074	13.71%
	FBO 038C24679
	201 Harborside Financial Ctr.
	Plaza III, F12
	Jersey City, NJ 07311
Government Securities	Van Kampen Funds Inc	86,502,385	9.88%
	C/O Morgan Stanley
	195 Broadway 19th Fl
	New York, NY 10007
Government Securities	Shea Homes Ltd Partnership	70,963,405	8.10%
	655 Brea Canyon Rd
	Walnut Creek, CA 91789
Government Securities	Shea Homes Inc	68,051,980	7.77%
	655 Brea Canyon Road
	Walnut Creek, CA 91789
Money Market	JPMorgan Chase WSS Restricted Funds	857,214,215	17.28%
	14201 Dallas Parkway 2nd Fl
	Dallas, TX 75254
Money Market	JPMorgan Chase Bank	839,000,000	16.92%
	FBO Morgan Stanley Inst Mgmt Funds
	1 Chase Manhattan Plaza 58th Fl
	New York, NY 10005
Money Market	State St Bank and Trust Co	547,803,721	11.05%
	C/O Cash Sweep
	FBO Morgan Stanley Funds
	1776 Herritage Dr
	North Quincy, MA 02171
Money Market	Genentech Inc	280,939,683	5.66%
	1 DNA Way
	San Francisco, CA 94080
Prime	Hare & Co	2,685,998,514	19.43%
	STIF Dept
	111 Sanders Creek Pkwy
	East Syracuse, NY 13057
Prime	Morgan Stanley & Co Inc	1,978,000,000	14.31%
	Customers Secured Account
	750 Seventh Avenue 29th Fl
	New York, NY 10019
Prime	Stable Investment Corp	1,404,417,859	10.16%
	Room 1832 18th Fl
	No 1 North Chaoyangmen
	Dongcheng District
	Beijing, 100010 China
Prime	Bank of New York Mellon	1,205,298,040	8.72%
	One Mellon Financial Center
	500 Grant St
	Pittsburgh, PA 15258
Prime	Morgan Stanley & Co Inc	795,000,000	5.75%
	Segregated Customers Commodity Funds
	750 Seventh Avenue 29th Fl
	New York, NY 10019

Portfolio	Name and Address	Number of Shares	% of Class

Tax-Exempt	Bank of New York Mellon	112,832,005	5.31%
	One Mellon Financial Center
	500 Grant St
	Pittsburgh, PA 15258
Treasury	Bank of New York Mellon	678,966,547	8.49%
	One Mellon Financial Center
	500 Grant St
	Pittsburgh, PA 15258
Treasury	ANLBC/LA Holdings Inc	490,336,615	6.13%
	12300 Liberty Blvd
	Englewood, CO 80112
Treasury Securities	Morgan Stanley & Co Inc	51,944,640	26.24%
	FBO 038c95414
	201 Harborside Financial Center
	Plaza III Fl 2
	Jersey City, NJ 07311
Treasury Securities	Morgan Stanley & Co Inc	30,003,187	15.16%
	FBO Pan American Sanitary Bureau
	525 23rd St NW
	Washington, DC 20037
Treasury Securities	Tiedemann/Falconer Partners LP	30,002,257	15.15%
	535 Madison Ave 36th Fl
	New York, NY 10022
Treasury Securities	Morgan Stanley & Co Inc	14,349,293	7.25%
	FBO Dennis Nelson
	14 Kings Ct
	Kearney, NE 68845
Treasury Securities	Morgan Stanley & Co Inc	11,906,928	6.01%
	FBO 038C95406
	201 Harborside Financial Center
	Plaza III Fl 2
	Jersey City, NJ 07311
Treasury Securities	Morgan Stanley & Co Inc	10,000,133	5.05%
	FBO Joseph E Kasputys
	128 Sandy Pond Rd
	Lincoln, MA 01773

INVESTOR CLASS

Portfolio	Name and Address	Number of Shares	% of Class

Government	Band & Co	44,012,036	47.33%
	C/O US Bank Corp Trust
	PO Box 1787
	Milwaukee, WI 53201
Government	PFS Holding Co	20,205,272	21.73%
	427 W 12th Street Ste 100
	Kansas City, MO 64105
Government	Wells Fargo Brokerage Services LLC	9,101,650	9.79%
	608 Second Ave South N9303-116
	Minneapolis, MN 55479
Government	US Bank NA Trustee	5,874,264	6.32%
	for Palm Coast Park CDD 2006 Master
	60 Livingston Ave EP-MN-WS3T
	Saint Paul, MN 55107

Portfolio	Name and Address	Number of Shares	% of Class

Government Securities	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428
Money Market	National Specialty Insurance Co	1,455,451	71.55%
	8200 Anderson PO Box 24622
	Fort Worth, TX 76124
Money Market	State & County Mutual Fire Insurance Co	360,874	17.74%
	8200 Anderson PO Box 24622
	Fort Worth, TX 76124
Money Market	Todd M Mezrah & Associates Inc	208,915	10.27%
	5350 W Kennedy Blvd
	Tampa, Fl 33609
Prime	Lockton Cos Inc	19,558,717	64.50%
	444 W 47th Street Ste 900
	Kansas City, MO 64112
Prime	PNC Capital Markets LLC	4,020,912	13.26%
	Special Account
	249 Fifth Ave PI-POPP-09-2
	Pittsburgh, PA 15222
Prime	Performance Contracting Group	3,262,039	10.76%
	16400 College Blvd
	Lenexa, KS 66219
Prime	Lockton Management LLC Central	2,057,546	6.79%
	Treasury
	444 W. 47th St Ste 900
	Kansas City, MO 64112
Tax-Exempt	JE Dunn Construction Group	52,029,322	98.38%
	929 Holmes St
	Kansas City, MO 64106
Treasury	Wells Fargo Brokerage Services LLC	8,900,076	93.60%
	608 Second Ave South N9303-116
	Minneapolis, MN 55479
Treasury	Stephen R Beckwith & Patricia M Beckwith	606,239	6.38%
	Trustees for Stephen R Beckwith Charitable Trust
	745 5th Ave
	New York, NY 10019
Treasury Securities	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428

PARTICIPANT CLASS

Portfolio	Name and Address	Number of Shares	% of Class

Government	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428
Government Securities	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428

Portfolio	Name and Address	Number of Shares	% of Class

Money Market	Saturn & Co	453,003	81.92%
	1200 Crown Colony Dr
	Quincy, MA 02169
Money Market	Morgan Stanley Investment Management	100,000	18.08%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428
Prime	Citibank	20,309,425	50.76%
	FBO Transaction Tools verstappen
	Indemnity 796458
	111 Wall St 15th Fl
	New York, NY 10005
Prime	Midland Loan Services Inc	15,667,515	39.16%
	10851 Mastin St Ste 300
	Overland Park, KS 66210
Prime	Citibank as Escrow Agent	3,000,201	7.50%
	For Stanley Security Solutions
	111 Wall St 15th Fl
	New York, NY 10005
Tax-Exempt	Midland Loan Services Inc as Agent	11,185,315	81.87%
	For Deutsche Bank Mortgage Services LLC
	10851 Mastin St Ste 300
	Overland Park, KS 66210
Tax-Exempt	Citibank
	FBO 796604 Stanley Crain	1,501,082	10.99%
	111 Wall St 15th Fl
	New York, NY 10005
Tax-Exempt	Midland Loan Services Inc as Agent	875,245	6.41%
	For Deutsche Bank Mortgage Services LLC
	10851 Mastin St Ste 300
	Overland Park, KS 66210
Treasury	Morgan Stanley Investment Management	100,000	91.72%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428
Treasury	Willard Presbyterian Church	9,029	8.28%
	Leo Day Memorial Fund
	800 S State Hwy AB
	Willard, MO 65781
Treasury Securities	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428

SERVICE CLASS

Portfolio	Name and Address	Number of Shares	% of Class

Government	Band & Co	196,737,320	69.17%
	C/O US Bank Corp Trust
	PO Box 1787
	Milwaukee, WI 53201
Government	Wachovia Capital Markets LLC	87,678,223	30.83%
	1525 West WT Harris Blvd
	Charlotte, NC 28288

Portfolio	Name and Address	Number of Shares	% of Class

Government Securities	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428
Money Market	Band & Co	3,908,424	97.51%
	C/O US Bank Corp Trust
	PO Box 1787
	Milwaukee, WI 53201
Prime	Citibank NA as Trustee	16,773,523	68.84%
	For Hart 2006-B Collection Account
	111 Wall St 15th Fl
	New York, NY 10005
Prime	Citibank NA as Trustee	4,863,924	19.96%
	For Hart 2006-B Reserve Account
	111 Wall St 15th Fl
	New York, NY 10005
Prime	Bank of New York Mellon	2,500,000	10.26%
	AIS Operations
	500 Ross St
	Pittsburgh, PA 15262
Tax-Exempt	Band & Co	19,731,500	99.50%
	C/O US Bank Corp Trust
	PO Box 1787
	Milwaukee, WI 53201
Treasury	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428
Treasury Securities	Morgan Stanley Investment Management	100,000	100.00%
	One Tower Bridge
	100 Front St
	West Conshohocken, PA 19428

          The persons listed above as owning 25% or more of the outstanding shares of a Portfolio may be presumed to “control” (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons would have the ability to vote a majority of the shares of the Portfolios on any matter requiring the approval of shareholders of such Portfolios. As of the date of this SAI, the aggregate number of shares of beneficial interest of the Portfolios owned by the Fund’s officers and Trustees as a group was less than 1% of each Portfolio’s shares of beneficial interest outstanding.

          The percentage ownership of shares of beneficial interest of each Portfolio changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.

PERFORMANCE INFORMATION

Calculation of Yield

          The tables below describe the current yields of each class of the Portfolios for the 7-day period ended October 31, 2008 and the effective yields of the Portfolios for the 7-day period ended October 31, 2008.

	Current Yield 7-Day Period Ended October 31, 2008	Effective Yield 7-Day Period Ended October 31, 2008

Money Market Portfolio
Institutional Class	2.32%	2.35%
Service Class	2.27%	2.30%
Investor Class	2.22%	2.25%
Administrative Class	2.17%	2.20%
Advisory Class	2.07%	2.10%
Participant Class	1.83%	1.84%
Cash Management Class	2.02%	2.04%

Prime Portfolio
Institutional Class	2.05%	2.07%
Service Class	2.00%	2.02%
Investor Class	1.95%	1.97%
Administrative Class	1.90%	1.92%
Advisory Class	1.80%	1.82%
Participant Class	1.55%	1.56%
Cash Management Class	1.75%	1.76%

Government Portfolio
Institutional Class	1.43%	1.44%
Service Class	1.38%	1.39%
Investor Class	1.33%	1.34%
Administrative Class	1.28%	1.29%
Advisory Class	1.18%	1.19%
Participant Class	0.94%	0.94%
Cash Management Class	1.14%	1.14%

Government Securities Portfolio
Institutional Class	1.03%	1.03%
Service Class	0.98%	0.98%
Investor Class	0.93%	0.93%
Administrative Class	0.88%	0.88%
Advisory Class	0.78%	0.78%
Participant Class	0.53%	0.53%
Cash Management Class	0.73%	0.73%

Treasury Portfolio
Institutional Class	0.29%	0.29%
Service Class	0.25%	0.25%
Investor Class	0.22%	0.22%
Administrative Class	0.21%	0.21%
Advisory Class	0.18%	0.18%
Participant Class	0.11%	0.11%
Cash Management Class	0.17%	0.17%

Treasury Securities Portfolio
Institutional Class	0.06%	0.06%
Service Class	0.05%	0.05%
Investor Class	0.05%	0.05%
Administrative Class	0.05%	0.05%
Advisory Class	0.05%	0.05%
Participant Class	0.05%	0.05%
Cash Management Class	0.05%	0.05%

	Current Yield 7-Day Period Ended October 31, 2008	Effective Yield 7-Day Period Ended October 31, 2008

Tax-Exempt Portfolio
Institutional Class	1.58%	1.60%
Service Class	1.54%	1.55%
Investor Class	1.49%	1.50%
Administrative Class	1.43%	1.45%
Advisory Class	1.34%	1.34%
Participant Class	1.09%	1.09%
Cash Management Class	1.29%	1.29%

Taxable Equivalent Yields

Sample Level of Taxable Income		Federal Income Tax Brackets	Taxable Equivalent Rates Based on Tax-Exempt Yield of:

Joint Return	Single Return		3%	4%	5%	6%	7%	8%	9%	10%	11%

$0–16,050	$0–8,025	10%	3.33%	4.44%	5.56%	6.67%	7.78%	8.89%	10.00%	11.11%	12.22%
$16,050–65,100	$8,025–32,550	15%	3.53%	4.71%	5.88%	7.06%	8.24%	9.41%	10.59%	11.76%	12.94%
$65,100–131,450	$32,550–78,850	25%	4.00%	5.33%	6.67%	8.00%	9.33%	10.67%	12.00%	13.33%	14.67%
$131,450–200,300	$78,850–164,550	28%	4.17%	5.56%	6.94%	8.33%	9.72%	11.11%	12.50%	13.89%	15.28%
$200,300–357,700	$164,550–357,700	33%	4.48%	5.97%	7.46%	8.96%	10.45%	11.94%	13.43%	14.93%	16.42%
over $357,700	over $357,700	35%	4.62%	6.15%	7.69%	9.23%	10.77%	12.31%	13.85%	15.38%	16.92%

          Note: Net amount subject to 2009 Federal Income Tax after deductions and exemptions, not indexed for 2008 income tax rates. The tables below describe the taxable equivalent yields and the taxable equivalent effective yields of each class of the Tax-Exempt Portfolio for the seven days ended October 31, 2008, assuming the same tax rate.

	Taxable Equivalent Yield 7-Day Period Ended October 31, 2008	Taxable Equivalent Effective Yield 7-Day Period Ended October 31, 2008

Tax-Exempt Portfolio
Institutional Class	2.41%	2.45%
Service Class	2.35%	2.37%
Investor Class	2.28%	2.29%
Administrative Class	2.18%	2.21%
Advisory Class	2.05%	2.05%
Participant Class	1.67%	1.67%
Cash Management Class	1.97%	1.97%

FINANCIAL STATEMENTS

          The Fund’s audited financial statements for the fiscal year ended October 31, 2008, including notes thereto, and the report of Ernst & Young LLP thereon, are incorporated herein by reference. A copy of the Annual Report dated October 31, 2008 will accompany the delivery of this SAI.

*****

          This SAI and the Fund’s prospectuses do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement for the Fund may be obtained from the SEC.

APPENDIX A
MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I. Policy Statement

          Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

          The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

          Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

          Proxy Research Services — RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

          Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. General Proxy Voting Guidelines

          To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

          We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

          We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

          We may abstain on matters for which disclosure is inadequate.

          A. Routine Matters.

          We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•

Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

          We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

          B. Board of Directors

1.

Election of directors: Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.

We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i.

At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

		ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.

Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c.

We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.

We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e.

In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

	f.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g.

We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h.

We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.

Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.

Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66⅔%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.

Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7.

Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8.

Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9.

Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

10.	Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11.

Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

          C. Statutory auditor boards: The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

          D. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

          E. Changes in capital structure.

1.	We generally support the following:

	•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•

Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•

Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

	•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

	•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

	•	Management proposals to effect stock splits.

•

Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

	•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

	•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•

Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•

Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

	•	Proposals relating to changes in capitalization by 100% or more.

          We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

          F. Takeover Defenses and Shareholder Rights

1.

Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.

Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.

Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.

Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

          G. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

          H. Executive and Director Remuneration.

1.	We generally support the following:

•

Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•

Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

• Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

• Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.

Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.

Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7.

We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8.

Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

          I. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

          J. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

          The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

          The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

          The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

          CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

          A. Committee Procedures

          The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

          The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

          The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

          B. Material Conflicts of Interest

          In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

          A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.

Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

          If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.

If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

          The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          C. Proxy Voting Reporting

          The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

          MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

          MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

          [APPENDIX A and APPENDIX B of the Proxy Voting Policy intentionally omitted.]
          Revised February 5, 2009

APPENDIX B — DESCRIPTION OF RATINGS

I. Excerpts from Moody’s Investors Service, Inc.’s Corporate Bond Ratings:

          Aaa: Judged to be of the best quality; carry the smallest degree of invest risk;

          Aa: judged to be of high quality by all standards;

          A: possess many favorable investment attributes and are to be considered upper medium grade obligations;

          Baa: considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured;

          Ba: judged to have speculative elements; their future cannot be considered well-assured;

          B: assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

II. Excerpts from Standard & Poor’s Rating Group’s Corporate Bond Ratings:

          AAA: Highest rating assigned for an obligation; obligor has extremely strong capacity to meet its financial commitments;

          AA: obligation differs from the highest-rated obligations only in small degree; obligor’s capacity to meet its financial commitment on the obligation is very strong;

          A: obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories; obligor’s capacity to meet its financial commitment on the obligation is still strong;

          BBB: obligation exhibits adequate protection parameters; adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          BB, B, CCC, CC, C: Obligations rated BB, B, CCC, and CC are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and CC the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

III. Excerpts from Fitch, Inc.’s Corporate Bond Ratings:

          AAA: Highest credit quality; denotes the lowest expectation of credit risk; assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          AA: Very high credit quality; denote expectations of very low credit risk; indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A: High credit quality; denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          BBB: Good credit quality; indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

          BB: Speculative; indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          B: Highly speculative; indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

          CC: Default of some kind appears probable.

          C: Default is imminent.

          RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

          D: Default. Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

          The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-term rating category or to categories below CCC.

IV. Excerpts from Moody’s Investors Service, Inc.’s Preferred Stock Ratings:

          aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

          aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

          a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels.

          baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

          ba: an issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

          b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

          caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

          ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

          c: This is the lowest rated class of preferred of preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody’s may apply numerical modifiers 1, 2 and 3 in each rating classification from “aa” through “b” in its preferred stock rating system. The modifier 1 indicated that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

V. Excerpts from Standard & Poor’s Rating Group’s Preferred Stock Ratings:

          AAA: This is the highest rating that may be assigned by S&P’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

          AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

          A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of the changes in circumstances and economic conditions.

          BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameter, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

          BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. Bb indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

          CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying.

          C: A preferred stock rated C is a non-paying issue.

          D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

          Plus (+) or Minus (-): The ratings from AA for CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

VI. Excerpts from Fitch, Inc’s Preferred Stock Ratings:

          AAA: These preferred stocks are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay, which is unlikely to be affected by reasonably foreseeable events.

          AA: These preferred stocks are considered to be investment grade and of very high credit quality. The obligor’s ability to pay is very strong, although not quite as strong as preferred stocks rated “AAA”.

          A: These preferred stocks are considered to be investment grade and of high credit quality. The obligor’s ability to pay is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than preferred stocks with higher ratings.

          BBB: These preferred stocks are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these preferred stocks, and therefore, impair timely payment. The likelihood that the ratings of these preferred stocks will fall below investment grade is higher than for preferred stocks with higher ratings.

          BB: These preferred stocks are considered speculative. The obligor’s ability to pay may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its dividend payment requirements.

          B: These preferred stocks are considered highly speculative. While preferred in this class are currently meeting dividend payment requirements, the probability of continued timely payment reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

          CCC: These preferred stocks have certain identifiable characteristics which, if not remedied, may lead to non-payment. The ability to meet obligations requires an advantageous business and economic environment.

          CC: These preferred stocks are minimally protected. Non-payment seems probable over time.

          C: These preferred stocks are in imminent non-payment.

          DDD, DD AND D: These preferred stocks are in non-payment. Such preferred stocks are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery and D represents the lowest potential for recovery.

          PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

Morgan Stanley Institutional Liquidity Funds

PART C: OTHER INFORMATION

Post-Effective Amendment No. 8

ITEM 23.	EXHIBITS
(a)(1)

Declaration of Trust of the Registrant, dated February 13, 2003, is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(a)(2)

Amendment, dated July 25, 2005, to the Declaration of Trust of the Registrant, is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 7 to the Registration on Form N-1A, filed on February 28, 2008.

(a)(3)

Instrument Establishing and Designating Additional Class of Shares (with respect to the Cash Management Class), dated April 28, 2005, is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 28, 2008.

(b)

Amended and Restated By-Laws of the Registrant, dated October 23, 2003, is incorporated by reference to Exhibit (b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 31, 2003.

(c)	None.
(d) (1)

Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated October 23, 2003, is incorporated herein by reference to Exhibit (d)(1) to Post Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(e)

Distribution Agreement, dated April 29, 2005, between the Registrant and Morgan Stanley & Co. Incorporated, is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(f)	Not applicable.
(g)

Custody Agreement, dated October 23, 2003, between the Registrant and JPMorgan Chase Bank, is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(h) (1)

Administration Agreement, dated October 23, 2003, between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(h) (2)

Sub-Administration Agreement, dated October 23, 2003, between Morgan Stanley Investment Management Inc. and JP Morgan Chase (now JPMorgan Chase Bank N.A.), is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(h) (3)	Amendment, dated August 18, 2008, to the Sub-Administration Agreement.
(i) (1)

Opinion of Clifford Chance US LLP, dated July 26, 2005, is incorporated by reference to Exhibit (i)(1) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 26, 2005.

(i) (2)

Opinion of Dechert LLP, Massachusetts counsel, dated July 26, 2005, is incorporated by reference to Exhibit (i)(2) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 26, 2005.

(i) (3)	Consent of Clifford Chance US LLP, dated February 25, 2009, is filed herein.
(i) (4)	Not applicable.
(j)	Consent of Independent Registered Public Accounting Firm, dated February 24, 2009, is filed herein.
(k)	Not applicable.
(l)

Investment Letter of Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (l) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(m) (1)

Administration Plan adopted by the Service Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (2)

Administration Plan adopted by the Administrative Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (3)

Service and Shareholder Administration Plan adopted by the Advisory Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (4)

Administration Plan adopted by the Investor Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (5)

Shareholder Service Plan adopted by the Participant Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (6)

Shareholder Service Plan adopted by the Cash Management Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (7)

Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated February 6, 2006, with respect to the Participant Class, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(m) (8)

Amended and Restated Distribution Plan, dated April 25, 2006, with respect to the Cash Management Class, is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(n)	Multiple Class Plan pursuant to Rule 18f-3, as amended April 25, 2006, is filed herein.
(o)	Not applicable.
(p) (1)	Code of Ethics of Morgan Stanley Investment Management, dated May 12, 2008, is filed herein.
(p) (2)

Code of Ethics of the Morgan Stanley Funds, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(q)	Powers of Attorney of Trustees, dated November 19, 2008, filed herein.

2

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 25.	INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.8 of the Registrant’s By-Laws, the indemnification of the Registrant’s trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Declaration of Trust and paragraph 8 of the Registrant’s Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant, in conjunction with the Investment Manager, the Registrant’s Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his

3

position. However, in no event will the Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See “Fund Management” in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Morgan Stanley Investment Management Inc. (“Morgan Stanley Investment Management”). Morgan Stanley Investment Management is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management serve as directors, officers or employees:

Morgan Stanley Distributors Inc.

Morgan Stanley Investment Advisors

Morgan Stanley Investment Management Inc.

Morgan Stanley Services Company Inc.

Van Kampen Advisors Inc.

Van Kampen Asset Management

Van Kampen Investments Inc.

522 Fifth Avenue, New York, New York 10036

Morgan Stanley Distribution Inc.

100 Front Street, Suite 400, West Conshohocken, Pennsylvania 19428-2899

Van Kampen Investor Services Inc.

2800 Post Oak Blvd., Houston, Texas 77058

Morgan Stanley Trust Company

Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

4

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.

NAME AND POSITION WITH MORGAN STANLEY INVESTMENT MANAGEMENT INC.	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
Randy Takian Managing Director and President

President and Principal Executive Officer of the Morgan Stanley Retail and Institutional Funds; President and Chief Executive Officer of Morgan Stanley Services Company Inc.; Managing Director of Morgan Stanley Investment Advisors Inc.; Director of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

Stuart Bohart Managing Director and Director	Managing Director and Director of Morgan Stanley Investment Advisors Inc., Managing Director of Van Kampen Advisors, Inc. and Van Kampen Asset Management; President of Morgan Stanley Distribution Inc.
Amy R. Doberman Managing Director and Secretary	Managing Director of Morgan Stanley Investment Management
Kevin Klingert Managing Director, Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group

Managing Director, Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Advisors Inc. Head of Global Liquidity Portfolio Management and Co-Head of Liquidity Credit Research of Morgan Stanley Investment Management. Managing Director of Morgan Stanley Advisors Inc.

Carsten Otto Managing Director	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds.
Mary Ann Picciotto Executive Director and Chief Compliance Officer	Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., Van Kampen Investor Service Inc. and Van Kampen Advisors Inc.
Jeffrey Gelfand Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasury of Morgan Stanley Investment Management

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

5

In addition, Morgan Stanley Investment Management Inc. acts as investment adviser or subadviser to several other registered investment companies.

ITEM 27.	PRINCIPAL UNDERWITERS

(a) Morgan Stanley Distribution, Inc. (“Morgan Stanley Distribution”) acts as the distributor for Morgan Stanley Institutional Fund Inc., Morgan Stanley Institutional Fund Trust and the Universal Funds, Inc., registered open-end management investment companies.

(b) The following information is given regarding directors and officers of Morgan Stanley Distribution not listed in Item 26 above. The principal address of Morgan Stanley Distribution and each director, officer and partner listed below is 100 Front Street, Suite 400, West Conshohoken, Pennsylvania 19428-2899. None of the following persons has any position or office with the Registrant.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH MORGAN STANLEY DISTRIBUTION, INC.	POSITIONS AND OFFICES WITH THE FUND
Douglas Mangini	President	None
Randy Takian	Director	President and Principal Executive Officer
Jeffrey Gelfand	Director, Chief Financial Officer and Treasurer	None
Amy R. Doberman	Secretary	Vice President
Evan Gordon	Chief Compliance Officer	None
Gina Gallagher	Chief Anti-Money Laundering Officer	None
Joseph D’Auria	Financial and Operations Principal	None

6

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

J.P. Morgan Investor Services Co., Registrant’s sub-transfer agent and sub-dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts, 02208-2798, maintains physical possession of each such account, book or other document of the Fund.

In particular, with respect to the records required by Rule 31a-1(b)(1), J.P. Morgan Investor Services Co. maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession of all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

In addition, Morgan Stanley Investment Management Inc., Registrant’s investment adviser and administrator, 522 Fifth Avenue, New York, New York 10036, maintains possession of the Fund’s corporate organizational records, in addition to certain other records required by Rule 31a-1(b).

ITEM 29.	MANAGEMENT SERVICES

Not applicable.

ITEM 30.	UNDERTAKINGS

Not applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of February 2009.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
By:	/s/ Randy Takian
Randy Takian
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE
(1) Principal Executive Officer	President and Principal Executive Officer	February 26, 2009
/s/ Randy Takian
Randy Takian

(2) Principal Financial Officer	Treasurer and Chief Financial Officer	February 26, 2009

/s/ James Garrett
James Garrett
(3) Majority of the Trustees
INDEPENDENT TRUSTEES
Frank L. Bowman	Joseph J. Kearns
Michael Bozic	Michael F. Klein
Kathleen A. Dennis	Michael E. Nugent (Chairman)
Manuel N. Johnson	W. Allen Reed
Fergus Reid
/s/ Carl Frischling		February 26, 2009
By: Carl Frischling
Attorney-In-Fact for the
Independent Trustees

MANAGEMENT TRUSTEE
James F. Higgins
/s/ Stefanie V. Chang Yu		February 26, 2009
By: Stefanie V. Chang Yu
Attorney-In-Fact for the
Management Trustee

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

EXHIBIT INDEX

(h)(3)	Amendment, dated August 18, 2008, to the Sub-Administration Agreement.
(i)(3)	Consent of Clifford Chance US LLP.
(j)	Consent of Independent Registered Public Accounting Firm.
(n)	Multiple Class Plan pursuant to Rule 18f-3.
(p)(1)	Code of Ethics of Morgan Stanley Investment Management.
(q)	Powers of Attorney of Trustees.